                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
           Quarterly Schedule of Portfolio Holdings - November 30,2007

                                                        (AIM(R)INVESTMENTS LOGO)

AIMinvestments.com   FLR-QTR-1 11/07   A I M Advisors, Inc.

AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS *
November 30, 2007
(Unaudited)

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
SENIOR SECURED FLOATING RATE INTERESTS - 96.55%          (b)(c)

ADVERTISING - 0.51%

Valassis Communications, Inc.
   Delay Draw Term Loan
   0%, 03/02/14                                          (d)(e)(f)      Ba2          $  398,222   $    371,591
   Term Loan B
   6.95%, 03/02/14                                       (d)            Ba2           1,274,436      1,184,163
                                                                                                  ------------
                                                                                                     1,555,754
                                                                                                  ============
AEROSPACE & DEFENSE - 1.92%

Aero Technology Supply
   Term Loan B
   8.47%, 10/16/14                                       (d)            NR              827,872        790,618
Alion Science & Technology Corp.
   Term Loan
   7.32-7.33%, 02/06/13                                  (d)            Ba3           1,770,718      1,682,182
Dubai Aerospace Enterprise
   Term Loan
   7.71-8.08%, 09/28/09                                  (d)            B2              315,292        314,307
   Term Loan B2
   8.71-9.08%, 09/29/14                                  (d)            B2              270,251        267,211
   Term Loan B1
   8.71-9.08%, 09/29/14                                  (d)            B2              356,956        352,941
Hawker Beechcraft Corp.
   Syn LOC
   5.20%, 03/26/14                                       (d)            Ba3             112,683        107,647
   Term Loan
   6.81-7.20%, 03/26/14                                  (d)            Ba3           1,257,383      1,201,194
McKechnie Aerospace
   Second Lien Term Loan
   10.20%, 05/11/15                                      (d)            B1              141,300        134,942
   First Lien Term Loan
   7.20%, 05/11/14                                       (d)            B1              207,148        195,754
TransDigm Group Inc.
   Term Loan
   7.20%, 06/23/13                                       (d)            Ba3             418,605        407,616
Wesco Aircraft Hardware Corp.
   Term Loan
   7.45%, 09/29/13                                       (d)            B1              572,059        559,188
                                                                                                  ------------
                                                                                                     6,013,600
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT        VALUE
                                                                        ----------   ----------   ------------
AIRPORT SERVICES - 0.11%

Dollar Thrifty
   Term Loan
   6.91%, 06/15/14                                       (d)            B1           $  342,617   $    330,626
                                                                                                  ============
ALTERNATIVE CARRIERS - 1.72%

Iridium LLC/Capital Corp.
   First Lien Term Loan A
   9.24%, 06/30/10                                       (d)            B2              131,480        131,480
   Second Lien Term Loan
   13.24%, 07/27/12                                      (d)            Caa2            149,800        150,549
Level 3 Communications, Inc.
   Term Loan
   7.49%, 03/13/14                                       (d)            B1            5,403,226      5,104,546
                                                                                                  ------------
                                                                                                    5,386,575
                                                                                                  ============
ALUMINUN - 0.22%

Noranda Aluminum
   Term Loan B
   6.91%, 05/18/14                                       (d)            Ba2             718,002        685,094
                                                                                                  ============
APPAREL RETAIL - 0.07%

Mothers Work Inc.
   Term Loan B
   7.19-7.71%, 03/13/13                                  (d)            B2              234,820        216,034
                                                                                                  ============
APPLICATION SOFTWARE - 0.93%

Dealer Comp-rey
   First Lien Term Loan
   7.20%, 10/26/12                                       (d)            Ba2           1,725,300      1,686,481
   Second Lien Term Loan
   10.70%, 10/26/13                                      (d)            Ba2           1,260,000      1,217,475
                                                                                                  ------------
                                                                                                     2,903,956
                                                                                                  ============
AUTO PARTS & EQUIPMENT - 2.03%

American Axle
   Term Loan B
   7.70%, 06/14/12                                       (d)            Ba3             589,320        561,327
Dayco Products LLC
   Second Lien
   10.82-11.13%, 12/31/11                                (d)            B2            1,284,407      1,213,764
   Term Loan B
   7.27-7.89%%, 06/21/11                                 (d)            Ba3              51,863         49,141
   Term Loan B
   7.66%, 06/21/11                                       (d)            B1              103,727         98,281
   Term Loan B
   7.65-7.88%, 06/21/11                                  (d)            B1              184,639        174,945
Delphi Corp.
   Second Lien DIP Term Loan C
   0%, 12/31/07                                          (d)(f)         Ba3              78,800         78,422

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
AUTO PARTS & EQUIPMENT- (CONTINUED)

   Second Lien DIP Term Loan C
   8.75%, 07/01/08                                       (d)            Ba3          $1,059,361   $  1,054,285
Goodyear Tire & Rubber Co. (The)
   Delay Draw Term Loan
   7.30%, 07/31/14                                       (d)            Baa3            109,601        105,582
   Term Loan B
   7.46%, 07/31/14                                       (d)            Baa3            729,167        702,430
   Second Lien
   6.43%, 04/30/10                                       (d)            Ba1             400,000        374,750
   Second Lien
   0%, 04/30/10                                          (d)(f)         Ba1             750,000        702,656
Pep Boys - Manny, Moe & Jack (The)
   Term Loan B
   7.08%, 01/27/11                                       (d)            Ba3              42,055         41,424
Tower Automotive
   Term Loan
   8.88-9.13%,07/31/13                                   (d)            B2            1,246,875      1,209,469
                                                                                                  ------------
                                                                                                     6,366,476
                                                                                                  ============
BRIADCASTING & CABLE TV - 11.27%

Cequel Communication
   First Lien Term Loan
   6.66-8.50%, 11/05/13                                  (d)            B1              273,487        255,400
   First Lien Term Loan
   7.24%, 11/05/13                                       (d)(g)         B1            2,482,490      2,318,309
   Second Lien Term Loan A
   0%, 05/05/14                                          (d)(f)         B1              385,284        361,685
   Second Lien Term Loan A
   9.41%, 03/31/15                                       (d)            B1            2,923,483      2,744,420
Charter Communications, Inc.
   Add on Term Loan
   6.99%, 03/06/14                                       (d)            B1            8,160,049      7,593,555
Citadel Communication Corp.
   Term Loan B
   6.46-6.83%, 06/12/14                                  (d)            Ba3           2,167,286      1,966,812
CSC Holdings
   Incremental Term Loan B
   6.42%, 03/29/13                                       (d)            Ba2           1,994,937      1,888,244
CW Media Holdings
   Term Loan B
   0%, 02/15/15                                          (d)(f)         Ba1             245,520        243,065
   Term Loan B
   8.50%, 02/15/15                                       (d)            Ba1             357,120        353,549
Discovery Communications Holdings
   Term Loan
   7.20%, 05/14/14                                       (d)            Ba2           2,080,519      2,013,943
Gray Television Inc.
   Term Loan B
   6.73%, 12/31/14                                       (d)            Ba3             445,313        418,965

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
BROADCASTING & CABLE TV--(CONTINUED)

Hargray Communications Group, Inc.
   Term Loan B
   7.45%, 06/27/14                                       (d)            B1           $  124,702   $    120,025
Hargray Communications Group, Inc.
   (DPC Acquisition Inc.)
   Term Loan B
   7.45%, 06/27/14                                       (d)            B1               40,180         38,673
Hargray Communications Group, Inc.
   (HPC Acquisition Inc.)
   Term Loan B
   7.45%, 06/27/14                                       (d)            B1                6,888          6,630
Insight Communications Co., Inc.
   Term Loan B
   7.00%, 04/06/14                                       (d)            Ba3           1,724,978      1,664,604
Local TV LLC
   Term Loan B
   7.31%, 05/07/13                                       (d)            Ba3             399,324        375,365
Mediacom Communications Corp.
   Term Loan D-1
   6.53%, 01/31/15                                       (d)            Ba3           1,975,075      1,856,571
NextMedia Operating, Inc.
   Delay Draw Term Loan
   6.66%, 11/15/12                                       (d)            B1               59,457         55,296
   Term Loan A
   6.69%, 11/15/12                                       (d)            B1              133,779        124,415
   Second Lien Term Loan
   9.30%, 11/15/13                                       (d)            Caa1            221,093        206,722
New Vision Television
   Second Lien
   0%, 10/23/14                                          (d)(f)         NR              450,000        436,500
   Term Loan B
   0%, 10/23/13                                          (d)(f)         NR              165,957        163,468
   Term Loan
   0%, 10/23/13                                          (d)(f)         NR               34,043         33,532
NTL Investment Holding Ltd.
   Term Loan B-4
   7.22%, 09/03/12                                       (d)            Ba2             337,440        324,048
Ion Media Network (Paxson)
   Term Loan
   8.49%, 01/15/12                                       (d)            B1            1,801,171      1,729,125
RCN Corp.
   Term Loan
   7.50%, 05/25/14                                       (d)            B1            1,207,762      1,147,374
Univision Communications Inc.
   Delay Draw Term Loan
   0%, 09/29/14                                          (d)(e)(f)      Ba3             182,201        166,866
   Term Loan
   7.07-7.21%, 09/29/14                                  (d)            Ba3           5,616,725      5,143,983
WaveDivision Holdings, LLC
   Term Loan B
   7.18-7.87%, 06/30/14                                  (d)            B1              386,220        379,461

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
BROADCASTING & CABLE TV--(CONTINUED)

WideOpenWest Finance, LLC
   Term Loan
   7.48-7.70%, 06/28/14                                  (d)            B2           $1,298,470   $  1,207,577
                                                                                                  ------------
                                                                                                    35,338,182
                                                                                                  ============
BUILDING PRODUCTS - 2.43%

Building Materials Corp. of America
   Term Loan B
   7.81-9.25%, 02/22/14                                  (d)            B2            2,046,499      1,711,751
Champion Window Manufacturing Inc.
   Term Loan
   7.15%, 05/13/13                                       (d)            B1              587,029        540,067
Custom Building Products Inc.
   Term Loan
   7.07%, 10/29/11                                       (d)            B1               90,036         84,634
   Second Lien Term Loan
   10.20%, 04/29/12                                      (d)            B3            1,540,000      1,416,800
Masonite/Prem/Stile
   Canada Term Loan
   7.08-7.23%, 04/05/13                                  (d)            Ba3           1,461,045      1,334,268
   U.S. Term Loan
   7.08-7.23%, 04/05/13                                  (d)            Ba3           1,463,534      1,336,542
United Subcontractors, Inc.
   Term Loan B
   7.66%, 12/27/12                                       (d)            B1            1,402,564      1,187,504
                                                                                                  ------------
                                                                                                     7,611,566
                                                                                                  ============
CASINOS & GAMING  - 4.88%

Bally Tech Alliance
   Term Loan
   0%, 09/04/08                                          (d)(e)(f)      NR            2,250,000      2,227,500
   Term Loan
   8.64%, 09/04/09                                       (d)            NR            1,629,789      1,620,282
BLB Investors, LLC
   First Lien Term Loan
   7.33-8.08%, 07/18/11                                  (d)            B1              889,440        843,856
Cannery Casino
   Term Loan B
   7.20%, 05/18/13                                       (d)            B2              387,905        366,570
   Delay Draw Term Loan
   0%, 05/18/13                                          (d)(e)(f)      B2              814,199        769,418
   7.46-7.97%, 05/18/13                                  (d)            B2              170,771        161,379
   Second Lien Term Loan
   9.20%, 05/18/14                                       (d)            Caa1             84,000         79,380
Green Valley Ranch
   First Lien Term Loan B
   7.08-7.20%, 02/16/14                                  (d)            B1              222,645        212,069
   Second Lien Term Loan
   8.33%, 08/16/14                                       (d)            Caa1            369,000        335,790

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
CASINOS & GAMING- (CONTINUED)

Herbst Gaming, Inc.
   Delay Draw Term Loan B
   8.32-8.70%, 12/02/11                                  (d)            B1           $2,201,637   $  2,149,348
   Term Loan B
   8.32-8.70%, 12/02/11                                  (d)            B1              422,210        412,182
Las Vegas Sands Venetian
   Term Loan
   0%, 05/23/14                                          (d)(e)(f)      Ba3             701,952        670,364
   Term Loan B
   6.95%, 05/23/14                                       (d)            Ba3           2,853,288      2,692,143
Wimar Columbia OPCO
   Term Loan
   7.45%, 01/03/12                                       (d)            Ba3           1,456,924      1,404,338
Wimar Columbia LANDCO
   Term Loan
   7.45%, 07/03/08                                       (d)            B2              374,000        360,910
Yonkers Racing Corp.
   Term Loan
   10.80%, 08/12/11                                      (d)            B3              928,220        904,435
   Term Loan
   0%, 08/12/11                                          (d)(f)         B3               80,174         78,120
                                                                                                  ------------
                                                                                                    15,288,084
                                                                                                  ============
COAL & CONSUMABLE FUELS - 0.32%

Oxbow Carbon
   Term Loan B
   6.82-7.20%, 05/08/14                                  (d)            B1              903,516        847,046
   Delay Draw Term Loan
   7.20%, 05/08/14                                       (d)            B1              150,317        140,922
                                                                                                  ------------
                                                                                                       987,968
                                                                                                  ============
COMMERCIAL PRINTING - 0.69%

Cenveo, Inc.
   Term Loan C
   6.99%, 06/21/13                                       (d)            Ba2             472,171        447,973
   Term Loan C
   0%, 06/21/13                                          (d)(f)(g)      NR              198,388        188,220
   Delay Draw Term Loan
   6.99%, 06/21/13                                       (d)            Ba2              16,706         15,850
   Delay Draw Term Loan
   0%, 06/21/13                                          (d)(f)(g)      NR                5,664          5,374
Xsys Flink Ink Corp.
   Term Loan B 5
   7.39%, 12/31/12                                       (d)            Ba3             795,787        749,532
Xsys (BASF Inks)
   Term Loan C 1
   7.39%, 12/31/13                                       (d)            Ba3             813,772        770,541
                                                                                                  ------------
                                                                                                     2,177,490
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
COMMODITY CHEMICALS - 1.04%

Brenntag A.G.
   Term Loan B 2
   7.39%,01/18/14                                        (d)            B1           $  210,041   $    199,189
   Term Loan
   7.39%,01/18/14                                        (d)            B1               51,322         48,671
Georgia Gulf Corp.
   Term Loan
   7.18%, 10/03/13                                       (d)            Ba2               6,590          6,337
Lyondell Petrochemical
   Term Loan
   6.32%, 08/16/13                                       (d)(g)         Ba2           2,061,715      2,043,388
Univar Holdco Tranche
   Term Loan
   7.89%, 10/10/14                                       (d)            B2              377,573        369,077
Univar OPCO
   Term Loan B
   7.89%, 10/10/14                                       (d)            B2              616,655        602,780
                                                                                                  ------------
                                                                                                     3,269,442
                                                                                                  ============
COMMUNICATIONS EQUIPMENT - 0.28%

Trilogy Choice One
   Term Loan C
   9.75-10.50%, 06/30/12                                 (d)            B2              920,782        878,196
                                                                                                  ============
COMPUTER HARDWARE - 0.12%

Quantum Corp.
   Term Loan B
   8.70%, 07/12/14                                       (d)            B1              380,000        368,600
                                                                                                  ============
CONSTRUCTION MATERIALS - 0.07%

Hillman Group (The)
   Term Loan B
   7.81%, 03/31/11                                       (d)            B2              240,709        229,877
   Term Loan B
   7.81%, 03/31/11                                       (d)            B2                  611            583
                                                                                                  ------------
                                                                                                       230,460
                                                                                                  ============
DATA PROCESSING & OUTSOURCED SERVICES - 0.63%

Affiliated Computer Services, Inc.
   Delay Draw Term Loan
   6.82%, 03/20/13                                       (d)            Ba2              71,047         68,882
   Delay Draw Term Loan
   6.67%, 03/20/13                                       (d)            Ba2              87,619         84,949
First Data
   Term Loan B 1
   7.96%, 09/24/14                                       (d)            Ba3           1,390,397      1,315,490
   Term Loan B 2
   7.96%, 09/24/14                                       (d)            Ba3             550,289        522,211
                                                                                                  ------------
                                                                                                     1,991,532
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
DIVERSIFIED CHEMICALS - 0.76%

Celanese US Holdings LLC
   Term Loan
   6.98%, 04/02/14                                       (d)            Ba3          $  439,484   $    420,501
   Prefunded LOC
   4.71%, 04/02/14                                       (d)            Ba3             365,939        350,133
N.E.W. Customer Service
   Term Loan B
   7.39-8.22%, 05/22/14                                  (d)            B1            1,385,925      1,297,573
Rockwood Specialties
   Term Loan E
   6.46%, 07/30/12                                       (d)            Ba2              98,751         94,733
Texas Petrochemicals L.P.
   Term Loan B
   7.19-7.75%, 06/27/13                                  (d)            Ba3             222,901        214,124
                                                                                                  ------------
                                                                                                     2,377,064
                                                                                                  ============
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.10%

Aspect Software, Inc.
   First Lien Term Loan
   8.25%, 07/11/11                                       (d)            B2              295,141        283,336
Bankruptcy Management Solutions, Inc.
   First Lien Term Loan
   7.58%, 07/28/12                                       (d)            Ba3              63,360         60,826
   Second Lien Term Loan
   11.06%, 07/28/13                                      (d)            Caa1             36,300         34,848
Billing Services Group, LLC
   Second Lien Term Loan
   11.81%, 05/06/13                                      (d)            B3               38,667         36,733
Brock Holdings III, Inc.
   Term Loan B
   6.82-7.14%, 02/26/14                                  (d)            B1              461,680        446,675
Central Parking Corp.
   Term Loan B
   6.94-8.75%, 05/22/14                                  (d)            Ba2             121,440        115,368
   Term Loan B
   0%, 05/22/14                                          (d)(f)         Ba2              41,934         39,837
   Syn LOC
   7.44%, 05/22/14                                       (d)            Ba2              40,344         38,326
   Syn LOC
   0%, 05/22/14                                          (d)(f)         Ba2              22,692         21,557
   Second Lien Term Loan
   9.31%, 11/22/14                                       (d)            Ba2              25,522         24,246
   Merrill Corp.
   Term Loan
   7.07-7.45%, 05/15/11                                  (d)            Ba3             937,259        899,769

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--
(CONTINUED)
Nuance Communications, Inc.
   Revolver Loan
   0%, 04/01/12                                          (d)(e)(f)       Ba3         $  121,000   $    114,648
   Term Loan B
   6.83%, 04/01/13                                       (d)             Ba3            358,540        342,182
Production Resources, Inc.
   Term Loan B
   9.06-9.25%, 08/15/14                                  (d)              B1          1,026,300        995,511
                                                                                                  ------------
                                                                                                     3,453,862
                                                                                                  ============
DIVERSIFIED METALS & MINING - 0.32%
Magnum Coal Co.
   Loan C
   8.08%, 03/21/13                                       (d)            B3              226,755        204,080
   Term Loan
   8.08%, 03/21/13                                       (d)            B3              893,415        804,073
                                                                                                  ------------
                                                                                                     1,008,153
                                                                                                  ============
DRUG RETAIL - 0.98%
MAPCO Express, Inc.
   Term Loan
   7.58-7.74%, 04/28/11                                  (d)            B2              132,935        129,611
General Nutrition Centers, Inc.
   Term Loan B
   7.48%, 09/16/13                                       (d)            B1            3,221,149      2,947,351
                                                                                                  ------------
                                                                                                     3,076,962
                                                                                                  ============
ELECTRIC UTILITIES - 6.91%

AES Corp.
   Syn LOC
   7.72%, 03/29/10                                       (d)            Ba1           2,046,544      2,015,846
   Syn LOC
   7.72%, 03/29/10                                       (d)            Ba1           1,074,668      1,058,548
Bicent Power
   Term Loan B
   7.25%, 07/10/14                                       (d)            Ba3           1,089,317      1,043,021
Dynegy Holdings Inc.
   Term Loan B
   6.19%, 04/02/13                                       (d)            Ba1             297,872        278,324
   Loan C
   6.31%, 04/02/13                                       (d)            Ba1           1,702,128      1,591,489
Energy Investor Funds (USPF Holdings)
   Term Loan
   6.96-6.99%, 04/11/14                                  (d)            Ba2             240,379        227,759
FirstLight Power Resources
   Second Term Loan
   9.75%, 05/01/14                                       (d)             B1             315,000        288,225
Kelson Holdings, LLC
   Term Loan
   8.45%, 03/08/13                                       (d)            Caa1          1,494,000      1,375,547
NE Energy, Inc.
   Term Loan B
   8.09%, 11/01/13                                       (d)             B1             712,425        676,803
   Syn LOC
   7.75%, 11/01/13                                       (d)             B1              92,351         87,733

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
ELECTRIC UTILITIES--(CONTINUED)

NSG Holdings II, LLC
   Term Loan
   7.21%, 06/15/14                                       (d)            Ba2           $ 264,754   $    252,178
   Syn LOC
   7.21%, 06/15/14                                       (d)            Ba2              38,265         36,448
NRG Energy Inc.
   Term Loan
   0%, 05/23/14                                          (d)(e)(f)      Ba1             343,787        329,913
   Term Loan B
   6.95%, 02/01/13                                       (d)            Ba1           1,658,537      1,576,854
   Syn Loan C
   6.85%, 02/01/13                                       (d)            Ba1             695,897        661,624
TPF Generation Holdings, LLC
   Syn Revolver Deposit
   5.10%, 12/15/11                                       (d)            Ba3              30,618         29,365
   Syn LOC D
   5.10%, 12/15/13                                       (d)            Ba3              97,672         93,674
   Second Lien Term Loan
   9.45%, 12/15/14                                       (d)            Ba3             267,000        250,646
   Term Loan
   7.20%, 12/15/13                                       (d)            Ba3             499,540        479,091
Texas Competitive Electric Holdings Co.
   Term Loan B 2
   8.40%, 10/10/14                                       (d)            Ba3           1,575,000      1,545,469
   Term Loan B 3
   8.40%, 10/10/14                                       (d)            Ba3            7,900,00      7,763,543
                                                                                                  ------------
                                                                                                    21,662,100
                                                                                                  ============
ELECTRICAL COMPONENTS & EQUIPMENT - 0.45%

Aeroflex Inc.
  Term Loan B 1
   8.12%, 08/15/14                                       (d)            Ba3             322,581        306,855
Cellnet Technology, Inc.
   First Lien Term Loan B
   7.20%, 07/22/11                                       (d)            Ba2             198,607        191,531
   Second Lien Term Loan
   9.45%, 10/22/11                                       (d)            B2              444,444        428,333
Crown Castle International Corp.
   Term Loan B
   6.64-6.73%, 03/06/14                                  (d)            Ba3             287,754        273,058
VeriFone, Inc.
   Term Loan B
   6.56%, 10/31/13                                       (d)            B1                1,114          1,089
   6.71%, 10/31/13                                       (d)            B1              209,422        204,710
                                                                                                  ------------
                                                                                                     1,405,576
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
ELECTRONIC MANUFACTURING SERVICES - 0.13%

Revere Industries LLC
   Term Loan
   12.00%, 12/14/10                                      (d)            Caa1          $ 167,101   $    152,062
Sorenson Communications, Inc.
   First Lien Term Loan
   7.31%, 08/16/13                                       (d)            Ba3             251,806        240,475
                                                                                                  ------------
                                                                                                       392,537
                                                                                                  ============
ENVIRONMENTAL & FACILITIES SERVICES - 0.07%
Allied Waste Industries Inc.
   Term Loan
   6.50%, 01/15/12                                       (d)            Ba3               9,894          9,449
Covanta Holding Corp.
   Term Loan B
   6.44%, 02/09/14                                       (d)(g)         Ba2               9,622          9,197
   6.69-7.06%, 02/09/14                                  (d)            Ba2             122,376        116,971
   Syn LOC
   5.13%, 02/09/14                                       (d)            Ba2              84,652         80,913
                                                                                                  ------------
                                                                                                       216,530
                                                                                                  ============
FOOD DISTRIBUTORS - 3.18%
Advanced Food
   Term Loan B
   6.95%, 03/15/14                                       (d)            B1            1,160,833      1,088,281
   Second Lien Term Loan
   9.45%, 03/15/14                                       (d)            B1            1,233,357      1,171,689
   Delay Draw Term Loan
   0%, 03/15/14                                          (d)(e)(f)      B1              333,333        312,500
ARAMARK Corp.
   Term Loan B
   7.20%, 01/26/14                                       (d)            Ba3           2,342,283      2,233,367
   Term Loan B
   0%, 01/26/14                                          (d)(f)(g)      Ba3             153,761        146,611
   Syn LOC
   5.20%, 01/26/14                                       (d)            Ba3             167,405        159,621
   Syn LOC
   0%, 01/26/14                                          (d)(f)(g)      Ba3              10,675         10,178
Pinnacle Foods Group, Inc. (Aurora Foods)
   Revolver Loan
   0%, 04/02/13                                          (d)(e)(f)      B2            1,000,000        945,000
   Term Loan B
   7.95%, 04/02/14                                       (d)            B2            3,976,442      3,757,738
Bolthouse Farms Inc.
   Term Loan
   7.50%, 12/17/12                                       (d)            B2              157,200        154,253
                                                                                                  ------------
                                                                                                     9,979,238
                                                                                                  ============
FOOD RETAIL - 0.89%
Krispy Kreme Doughnuts, Inc.
   Term Loan
   7.71%, 02/16/14                                       (d)            B3            1,784,618      1,659,695

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
FOOD RETAIL--(CONTINUED)

Outback Steakhouse
   Revolving Credit Loan
   5.52%, 06/14/13                                       (d)            B1           $   79,304   $     72,167
   Term Loan
   7.13%, 06/14/14                                       (d)            B1              986,275        897,510
Quizno's Corp. (The)
   First Lien Term Loan B
   7.45%, 05/05/13                                       (d)            B2              106,913        100,885
   Second Lien Term Loan
   10.95%, 11/05/13                                      (d)            B2               57,000         52,811
                                                                                                  ------------
                                                                                                     2,783,068
                                                                                                  ============
FOREST PRODUCTS - 1.71%

Boise Cascade Holdings, LLC
   Delay Draw Term Loan
   6.72%, 04/30/14                                       (d)            Ba2             929,038        913,477
Georgia-Pacific Corp.
   Term Loan B
   6.83-7.47%, 12/21/12                                  (d)            Ba2           4,003,823      3,797,554
   Add On Term Loan B
   6.95-7.47%, 12/29/12                                  (d)            Ba2             675,494        640,694
                                                                                                  ------------
                                                                                                     5,351,725
                                                                                                  ============
GAS UTILITIES - 0.52%

Energy Transfer Equity, LP
   Term Loan B
   6.65%, 02/08/12                                       (d)            Ba2           1,683,207      1,632,710
                                                                                                  ============

HEALTH CARE DISTRIBUTORS - 0.27%

Warner Chilcott PLC
   Term Loan B
   6.88-7.20%, 01/18/12                                  (d)            Ba3             236,120        319,846
   Term Loan C
   7.20%, 01/18/12                                       (d)            Ba3              99,239         95,725
MultiPlan, Inc.
   Term Loan B
   7.32%, 04/12/13                                       (d)            B1              112,773        108,861
   Add On Term Loan C
   7.32%, 04/12/13                                       (d)            B1              322,247        311,070
                                                                                                  ------------
                                                                                                       835,502
                                                                                                  ============
HEALTH CARE EQUIPMENT - 0.37%

Sunrise Medical Inc.
   Term Loan B1
   8.81-8.94%, 05/13/10                                  (d)(g)         B1              101,423         90,773
Advanced Medical Optics, Inc.
   Term Loan B
   6.44-7.29%, 04/02/14                                  (d)            Ba2             230,840        219,009
CONMED Corp.
   Term Loan
   6.30%, 04/13/13                                       (d)            Ba1             220,805        214,181

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Orthofix International  N.V.
   Term Loan B
   6.95%, 09/22/13                                       (d)            Ba3          $  651,310   $    628,514
                                                                                                  ------------
                                                                                                     1,152,477
                                                                                                  ============
HEALTH CARE FACILITIES - 3.68%

Community Health System
   Term Loan B
   7.07-7.33%, 07/25/14                                  (d)            Ba3           3,397,548      3,245,817
   Delay Draw Term Loan
   0%, 07/25/14                                          (d)(e)(f)      Ba3             224,076        214,069
HCA, Inc.
   Term Loan A
   7.20%, 11/19/12                                       (d)            Ba3           2,549,081      2,414,273
Health Management Associates Inc.
   Term Loan B
   6.57-6.95%, 02/28/14                                  (d)            Ba2           3,020,140      2,827,187
IASIS Healthcare Corp.
   Term Loan B
   7.07-7.20%, 03/14/14                                  (d)            Ba2           2,083,331      1,973,956
   Loan C
   5.14%, 03/14/14                                       (d)            Ba2             190,779        180,763
   Delay Draw Term Loan
   7.70-7.72%, 03/14/14                                  (d)(e)         Ba2             529,412        501,618
   0%, 03/14/14                                          (d)(f)         Ba2             186,010        176,244
                                                                                                  ------------
                                                                                                    11,533,927
                                                                                                  ============
HEALTH CARE SERVICES - 2.89%

AGA Medical Corp.
   Term Loan B
   7.17%, 04/29/13                                       (d)            B1              119,216        113,553
Biomet Inc.
   Term Loan
   8.20%, 03/25/15                                       (d)            B1            5,257,103      5,184,218
CRC Health Corp.
   Add On Term Loan B
   7.45%, 02/06/13                                       (d)            Ba3             403,326        388,201
Genoa Healthcare LLC
   Term Loan B
   8.70-9.50%, 08/10/12                                  (d)            Ba3              90,274         87,340
   Second Lien Term Loan
   13.45%, 02/10/13                                      (d)            Caa1            132,000        130,680
HealthSouth Corp.
   Term Loan B
   7.17-7.31%, 03/10/13                                  (d)            B2              615,880        588,865
Radiation Therapy Services, Inc.
   Term Loan B
   6.95-8.00%, 12/16/12                                  (d)            B1               62,593         61,498

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
HEALTH CARE SERVICES--(CONTINUED)

Royalty Pharma
   Term Loan B
   6.39%, 04/16/13                                       (d)            Baa2         $   27,539   $     27,218
Skilled Healthcare LLC
   Term Loan
   6.96%, 06/15/12                                       (d)            B1              365,625        356,484
   Term Loan
   6.80%, 06/15/12                                       (d)            B1                  938            914
Sun Healthcare Group, Inc.
   Syn LOC
   5.13%, 04/19/14                                       (d)            Ba2              89,827         86,234
   Delay Draw Term Loan
   0%, 01/15/08                                          (d)(e)(f)      Ba2              31,796         30,525
   7.07%, 01/15/08                                       (d)            Ba2              39,745         38,155
   Term Loan B
   6.78-7.38%, 04/19/14                                  (d)            Ba2             415,782        399,151
US Oncology, Inc.
   Term Loan B
   7.73-7.95%, 08/20/11                                  (d)            Ba2             690,226        662,617
Viant
   Term Loan B
   7.45%, 06/25/14                                       (d)            Ba3             997,500        912,713
                                                                                                  ------------
                                                                                                     9,068,366
                                                                                                  ============
HEALTH CARE SUPPLIES - 0.96%

Accellent Corp.
   Term Loan B
   7.29-7.54%, 11/22/12                                  (d)            B1            3,058,337      2,859,545
Fresenius Medical Care AG & Co. KGaA
   Term Loan B
   6.44-6.97%, 03/31/13                                  (d)            Ba2             170,615        164,521
                                                                                                  ------------
                                                                                                     3,024,066
                                                                                                  ============
HOMEBUILDING - 0.12%

Headwaters, Inc.
   First Lien Term Loan B1
   6.79%, 04/30/11                                       (d)            Ba2             371,875        362,046
                                                                                                  ============
HOTELS, RESORTS & CRUISE LINES - 0.48%

Ginn Co. (The)
   First Lien Term Loan B
   8.70%, 06/08/11                                       (d)            Caa2            105,825         83,814
   Second Lien Term Loan
   12.70%, 06/08/12                                      (d)            Caa2            127,556         81,253
American Gaming Systems
   Term Loan B
   7.83%, 05/14/13                                       (d)            B3              655,577        622,798
   Delay Draw Term Loan
   7.83%, 05/14/13                                       (d)            B3               79,065         75,111
   Delay Draw Term Loan
   0%, 05/14/13                                          (d)(e)(f)      B3               79,065         75,111
Centaur Gaming
   Term Loan B
   8.98%,10/30/12                                        (d)            B1              360,604        351,589

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
HOTELS, RESORTS & CRUISE LINES--(CONTINUED)

   Delay Draw Term Loan
   0%,10/30/12                                           (d)(e)(f)      B1           $   76,724       $ 74,806
   Second Lien
   12.48%,10/30/13                                       (d)            Caa1            115,641        112,750
Ginn Club & Resort
   Revolving Credit Loan
   5.10%, 06/08/11                                       (d)            B3               49,078         38,870
                                                                                                  ------------
                                                                                                     1,516,102
                                                                                                  ============
HOUSEHOLD APPLIANCES - 0.00%

Hamilton Beach/Proctor-Silex, Inc.
   Term Loan B
   7.33-8.75%, 05/31/13                                  (d)            B1                    2              2
                                                                                                  ============
HOUSEHOLD PRODUCTS - 2.64%

AMSCAN Holdings
   Term Loan B
   7.25-7.62%, 05/25/13                                  (d)            B1              371,467        347,321
Jarden Corp.
   Term Loan B-1
   6.95%, 01/24/12                                       (d)            Ba3             528,777        508,370
   Term Loan B-1
   0%, 01/24/12                                          (d)(f)         B1               67,995         65,351
   Add on Term Loan
   7.70%, 01/24/12                                       (d)            Ba3           1,795,500      1,750,613
Nice-Pak Products Inc.
   Term Loan
   8.46-8.65%, 06/18/14                                  (d)            B2              409,973        395,623
Prestige Brands International, Inc.
   Term Loan B
   7.05-7.09%, 04/06/11                                  (d)            Ba3             266,767        260,765
Spectrum Brands, Inc.
   Term Loan B
   8.67-9.25%, 03/30/13                                  (d)            B2            3,286,206      3,169,546
   Loan C
   4.57%, 03/30/13                                       (d)            B2              169,116        163,112
Rent-A-Center
   Term Loan B
   6.41-7.46%, 06/30/12                                  (d)            Ba2           1,014,952        965,897
Sally Beauty Holdings, Inc.
   Term Loan B
   7.52%, 11/16/13                                       (d)            B2              670,000        642,363
   Term Loan B
   7.28%, 11/16/13                                       (d)            B2                2,000          1,918
                                                                                                  ------------
                                                                                                     8,270,879
                                                                                                  ============
HOUSEWARES & SPECIALTIES - 0.54%

Cinemark USA, Inc.
   Term Loan
   6.52-7.45%, 10/05/13                                  (d)            Ba3           1,667,196      1,585,139

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
HOUSEWARES & SPECIALTIES--(CONTINUED)

Yankee Candle Co., Inc. (The)
   Term Loan
   7.20%, 02/06/14                                       (d)            Ba3          $  106,094     $   99,330
                                                                                                  ------------
                                                                                                     1,684,469
                                                                                                  ============
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.56%

AMN Healthcare Services, Inc.
   Term Loan B
   6.95%, 11/02/11                                       (d)            Ba2             117,846        114,311
Kronos Inc.
   First Lien Term Loan
   7.45%, 06/11/14                                       (d)            Ba3             823,561        781,353
Koosharem Corp.
   Term Loan
   8.12-8.21%, 07/12/14                                  (d)            B1              608,475        529,373
   Term Loan
   0%, 07/12/14                                          (d)(f)         B1              132,432        115,216
   Second Term Loan
   12.25%, 12/31/14                                      (d)            B1              298,800        224,100
                                                                                                  ------------
                                                                                                     1,764,353
                                                                                                  ============
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.16%

Calpine Corp.
   First Priority Term Loan
   7.45%, 03/29/09                                       (d)            B1              526,458        512,451
                                                                                                  ============
INDUSTRIAL CONGLOMERATES - 0.51%

Aearo Corp.
   First Lien Term Loan
   7.45%, 05/30/14                                       (d)            B1              156,542        154,585
   Second Lien Term Loan
   10.70%, 12/01/14                                      (d)            Caa1            103,240        102,853
Dresser Inc.
   Term Loan B
   7.45%, 05/04/14                                       (d)            B2              248,779        242,560
   Term Loan B
   7.32%, 05/04/14                                       (d)            B2                7,987          7,787
Norcross Safety Products LLC
   Term Loan
   7.31-8.50%, 06/30/12                                  (d)            Ba1             586,538        568,942
Sequa Corp.
   Term Loan B
   0%, 11/30/14                                          (d)(f)         B3              539,900        516,697
                                                                                                  ------------
                                                                                                     1,593,424
                                                                                                  ============
INDUSTRIAL MACHINERY - 1.15%

CLFX Corp.
   Term Loan B
   7.50%, 12/19/11                                       (d)            Ba1             430,089        422,024
Gleason Corp.
   First Lien Term Loan
   6.63-7.50%, 06/30/13                                  (d)            Ba3             123,749        119,572

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
INDUSTRIAL MACHINERY--(CONTINUED)

Itron Inc.
   Term Loan
   6.83-7.20%, 04/18/14                                  (d)            Ba3          $  230,840   $    224,780
Pro Mach, Inc.
   Term Loan
   7.45%, 12/14/11                                       (d)            B1              591,000        573,270
Rexnord Corp.
   Term Loan B
   7.68%, 07/19/13                                       (d)            Ba2             102,746         99,921
   Add on Term Loan
   7.64%, 07/19/13                                       (d)            Ba2              96,077         93,435
   Sr. Term Loan
   12.58%, 03/02/13                                      (d)            Ba2           2,129,696      2,071,130
                                                                                                  ------------
                                                                                                     3,604,132
                                                                                                  ============
INSURANCE BROKERS - 0.56%

Concord Re Ltd.
   Term Loan
   9.23%, 02/29/12                                       (d)            Ba2           1,000,000        990,000
Swett & Crawford Group, Inc. (The)
   First Lien Term Loan
   7.46%, 04/03/14                                       (d)            B2              389,045        363,757
   Second Lien Term Loan
   10.71%, 10/03/14                                      (d)            B2              105,200         95,732
USI Holdings
   Term Loan B
   7.95%, 05/05/14                                       (d)            B2              325,052        309,612
                                                                                                  ------------
                                                                                                     1,759,101
                                                                                                  ============
INTEGRATED OIL & GAS - 0.30%

Western Refining
   Term Loan B
   6.56%, 05/30/14                                       (d)            B1              991,745        951,250
                                                                                                  ============
INTEGRATED TELECOMMUNICATION SERVICES - 1.18%

Cavalier Telephone Inc.
   Term Loan B
   9.95%, 12/31/12                                       (d)            B2              981,999        937,809
Country Road Communications, Inc.
   First Lien Term Loan
   8.17-8.20%, 07/15/12                                  (d)            B2              266,331        263,002
   Second Lien Term Loan
   12.59%, 07/15/13                                      (d)            B2              571,429        562,857
Integrated Telecom
   Term Loan B
   9.05-9.33%, 08/31/13                                  (d)            Ba3             308,000        304,150
PAETEC Communications, Inc.
   Term Loan
   7.32%, 02/28/13                                       (d)            Ba3           1,126,377      1,098,689

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)

Time Warner Telecommunication Holdings Inc.
   Term Loan B
   6.83%, 01/07/13                                       (d)            B1           $  571,312   $    546,031
                                                                                                  ------------
                                                                                                     3,712,538
                                                                                                  ============
INTERNET SOFTWARE & SERVICES - 0.26%

Language Line LLC
   Term Loan B1
   8.08-8.34%, 06/10/11                                  (d)            Ba3             845,641        814,634
                                                                                                  ============
INVESTMENT BANKING & BROKERAGE - 0.23%

JG Wentworth LLC
   Term Loan
   7.45%, 04/04/14                                       (d)            B2              714,000        665,805
E.A. Viner International Co.
   First Lien Term Loan B
   7.70%, 07/31/13                                       (d)            B1               63,584         62,153
                                                                                                  ------------
                                                                                                       727,958
                                                                                                  ============
INVESTMENT COMPANIES - 0.27%

Gartmore Investment Ltd.
   U.S. Term Loan
   6.90%, 05/11/14                                       (d)            Ba3             889,838        834,668
                                                                                                  ============
IT CONSULTING & OTHER SERVICES - 0.18%

SunGuard Data Systems Inc.
   U.S. Term Loan
   6.90%, 02/11/13                                       (d)            Ba3             582,444        561,149
                                                                                                  ============
LEISURE FACILITIES - 0.86%

AMF Group
   First Lien Term Loan B
   8.06-8.32%, 06/08/13                                  (d)            B1              435,708        405,208
   Second Lien Term Loan
   11.81%, 12/08/13                                      (d)            Caa1            177,143        164,743
24 Hour Fitness Worldwide Inc.
   Term Loan B
   7.74-7.88%, 06/08/12                                  (d)            Ba3           1,280,500      1,235,683
Universal City Development Partners
   Term Loan B
   6.42-7.00%, 06/09/11                                  (d)            Ba1             185,909        181,261
   Term Loan B
   6.41%, 06/09/11                                       (d)            Ba1              45,455         44,318
Greektown Casino LLC
   Term Loan B
   8.00%, 12/03/12                                       (d)            Ba3             125,454        119,495
   Term Loan B
   8.00%, 12/03/12                                       (d)            Ba3              23,512         22,395
   Delay Draw Term Loan
   0%, 12/03/12                                          (d)(e)(f)      Ba3              27,887         26,492

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
LEISURE FACILITIES--(CONTINUED)

PITG Gaming LLC
   Term Loan B
   10.77%, 05/16/08                                      (d)            NR           $  519,467   $    503,883
                                                                                                  ------------
                                                                                                     2,703,478
                                                                                                  ============
LEISURE PRODUCTS - 2.47%

Deluxe Corp.
   Term Loan B
   7.45%, 05/11/13                                       (d)            B1              925,805        865,628
   Syn LOC
   5.10%, 05/11/13                                       (d)            B1               44,616         41,939
   Second Lien Term Loan
   11.20%, 11/11/13                                      (d)            Ba3             418,333        393,233
   Term Loan C
   7.45%, 05/11/13                                       (d)            B1               84,068         78,603
Golden Nugget
   Second Lien Term Loan
   7.94%, 12/31/14                                       (d)            Caa1            214,000        198,485
   First Lien Term Loan B
   6.80-6.69%, 06/30/14                                  (d)            B1              235,200        222,852
   Delay Draw Term Loan
   0%, 06/30/14                                          (d)(e)(f)      B1              134,400        127,344
Jacuzzi
   Term Loan B
   7.06-7.63%, 02/07/14                                  (d)            B1            1,677,821      1,447,121
   Syn LOC
   5.10%, 02/07/14                                       (d)            B1              150,273        129,611
Panavision Inc.
   First Lien Term Loan
   8.31-8.46%, 03/30/11                                  (d)            B2               37,020         35,169
   Second Lien Term Loan
   12.44 -12.46%, 03/30/12                               (d)            Caa2              9,500          8,621
Premier Parks Inc.
   Term Loan
   7.03-7.25%, 04/30/15                                  (d)            B1              645,139        595,746
Sabre Holdings
   Term Loan
   6.96%, 09/30/14                                       (d)            Ba3           3,412,832      3,137,867
True Temper Sports Inc.
   Second Lien Term Loan
   10.51%, 06/30/11                                      (d)            B1              104,000         98,800
   Term Loan
   8.09-8.73%, 03/15/11                                  (d)            B1              372,328        353,711
                                                                                                  ------------
                                                                                                     7,734,730
                                                                                                  ============
MANAGED HEALTH CARE - 0.08%

Amerigroup
   Syn LOC
   6.81-7.00%, 03/23/12                                  (d)            Ba3             261,951        243,614
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
MARINE- 0.14%

US Shipping LLC
   Term Loan
   8.70%, 08/06/12                                       (d)            B1           $  457,980   $    444,240
                                                                                                  ============
METAL & GLASS CONTAINERS - 0.99%

Berry Plastics Corp.
   Term Loan C
   6.69%, 04/03/15                                       (d)            Ba3           2,355,602      2,199,216
Mauser
   Term Loan B2
   7.20%, 06/13/15                                       (d)            Ba3             500,000        449,375
   Term Loan C2
   7.45%, 06/13/16                                       (d)            NR              500,000        439,375
                                                                                                  ------------
                                                                                                     3,087,966
                                                                                                  ============
MOVIES & ENTERTAINMENT - 3.24%

Alpha III
   Second Lien Term Loan D
   9.04%, 06/30/14                                       (d)            NR            2,500,000      2,429,688
   Term Loan B1
   7.92%, 12/31/13                                       (d)            NR            1,750,131      1,688,001
   Term Loan B1
   7.92%, 12/31/13                                       (d)            NR              535,583        516,570
   Term Loan B2
   7.92%, 12/31/13                                       (d)            NR            1,714,286      1,653,429
LodgeNet Entertainment Corp.
   Term Loan
   7.20%, 04/04/14                                       (d)            Ba3           1,266,825      1,203,484
NEP II, Inc.
   Term Loan B
   7.45%, 02/16/14                                       (d)            B1              415,511        394,216
Warner Music Group
   Term Loan
   7.02-7.15%, 02/28/11                                  (d)            Ba2           1,898,459      1,815,401
Zuffa LLC
   Term Loan
   6.94%, 06/19/15                                       (d)            Ba3             535,061        452,127
                                                                                                  ------------
                                                                                                    10,152,916
                                                                                                  ============
OFFICE SERVICES & SUPPLIES - 0.12%

Buhrmann US Inc.
   Term Loan D1
   6.65-7.65%, 12/23/10                                  (d)            Ba2             383,123        374,503
                                                                                                  ============
OIL & GAS DRILLING - 0.43%

Newpark Resources, Inc.
   Term Loan
   7.78%, 08/18/11                                       (d)            B2              957,141        947,569
Niska/CR Gas & Storage
   Canada Term Loan
   7.32%, 05/13/13                                       (d)            Ba3             284,938        272,590

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
OIL & GAS DRILLING--(CONTINUED)

   Delay Draw Term Loan
   6.41%, 05/13/13                                       (d)            Ba3          $   31,316   $     29,959
   Term Loan
   6.41%, 05/13/11                                       (d)            Ba3              51,376         49,149
   U.S. Term Loan
   7.32%, 05/13/13                                       (d)            Ba3              46,230         44,227
                                                                                                  ------------
                                                                                                     1,343,494
                                                                                                  ============
OIL & GAS EQUIPMENT & SERVICES - 0.92%

Kinder Morgan Inc.
   Term Loan B
   6.33%, 05/30/14                                       (d)            Ba2           1,728,865      1,640,801
Petroleum Geo-Services A.S.A.
   Term Loan
   6.95%, 06/29/15                                       (d)            Ba2             222,940        216,066
Resolute Natural Resources Corp.
   Second Lien Term Loan
   9.51%, 06/27/13                                       (d)            NR              541,176        533,059
Targa Resources, Inc.
   Term Loan
   6.91-7.20%, 10/31/12                                  (d)            Ba3              30,154         29,476
   Syn LOC
   5.07%, 10/31/12                                       (d)            Ba3              26,247         25,657
Volnay S.A.
   Term Loan
   6.72%, 01/12/14                                       (d)            Ba2             456,068        444,666
                                                                                                  ------------
                                                                                                     2,889,725
                                                                                                  ============
OIL & GAS EXPLORATION & PRODUCTION - 1.08%

Helix Energy Solutions Group, Inc.
   Term Loan B
   6.65-7.23%, 07/01/13                                  (d)            Ba2             438,856        425,909
Ram Energy Inc.
   Term Loan
   0%, 11/07/12                                          (d)(f)         NR            1,333,333      1,333,333
Sem Group L.P.
   U.S. Term Loan B2
   6.78%, 03/16/11                                       (d)            Ba2             471,122        454,633
Venoco, Inc.
   Second Lien Term Loan
   8.94%, 05/07/14                                       (d)            B3            1,204,000      1,173,900
                                                                                                  ------------
                                                                                                     3,387,775
                                                                                                  ============
OIL & GAS REFINING & MARKETING - 0.92%

Big West Oil LLC
   Term Loan B
   7.45%, 05/15/14                                       (d)            B1            1,342,500      1,288,800

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
OIL & GAS REFINING & MARKETING--(CONTINUED)

   Delay Draw Term Loan
   0%, 05/15/14                                          (d)(e)(f)      B1           $1,650,000   $  1,584,000
                                                                                                  ------------
                                                                                                     2,872,800
                                                                                                  ============
OIL & GAS STORAGE & TRANSPORTATION - 0.06%

Enterprise Group Holdings
   Term Loan B
   7.49%, 11/08/14                                       (d)            Ba2             183,089        181,716

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.76%

Conseco, Inc.
   Term Loan
   6.81%, 10/10/13                                       (d)            Ba3           1,284,761      1,177,698
Hexion Speciality Chemicals Inc.
   Term Loan C 7
   8.00%, 05/05/13                                       (d)            Ba3           1,244,880      1,205,005
                                                                                                  ------------
                                                                                                     2,382,703
                                                                                                  ============
PACKAGED FOODS & MEATS - 0.35%

Birds Eye Foods Inc.
   Term Loan B
   6.95%, 03/22/13                                       (d)            B1              175,206        165,788
Dole Foods Co., Inc.
   Loan C
   5.11%, 04/12/13                                       (d)            Ba3              93,875         88,031
   Term Loan B
   6.94 -7.75%, 04/12/13                                 (d)            Ba3             208,050        195,099
   Term Loan C
   6.94-8.50%, 04/12/13                                  (d)            Ba3             693,499        650,329
                                                                                                  ------------
                                                                                                     1,099,247
                                                                                                  ============
PAPER PACKAGING - 0.10%

Altivity Packaging
   Delay Draw First Lien Term Loan
   7.07-7.45%, 06/30/13                                  (d)            Ba3              40,936         40,432
   First Lien Term Loan
   7.07-7.45%, 07/31/13                                  (d)            Ba3             113,975        112,571
Bluegrass Container Co.
   First Lien Term Loan
   7.07%, 07/31/13                                       (d)            Ba3              22,838         22,557
Verso Papers Holding, LLC
   Term Loan
   7.00%, 08/01/13                                       (d)            Ba2             129,116        123,145
                                                                                                  ------------
                                                                                                       298,705
                                                                                                  ============
PAPER PRODUCTS - 0.07%

Xerium S.A.
   U.S. Term Loan
   7.95%, 05/18/12                                       (d)            B2              236,866        218,508
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
PERSONAL PRODUCTS - 2.04%

American Safety Razor Co.
   Term Loan
   7.35-7.65%, 07/31/13                                  (d)            B1           $  204,413   $    199,302
   Second Lien Term Loan
   11.69%, 01/31/14                                      (d)            B3              183,000        182,085
Hanesbrands Inc.
   Second Lien Term Loan
   8.82%, 03/05/14                                       (d)            B1            2,203,193      2,195,717
   0%, 03/05/14                                          (d)(f)         Ba2             252,826        251,968
Huish Detergents, Inc.
   Term Loan
   7.20%, 04/26/14                                       (d)            B1              647,511        575,822
   Second LienTerm Loan
   9.45%, 10/26/14                                       (d)            Caa1            226,400        186,403
HVHC, Inc.
   Term Loan B
   7.39-7.63%, 08/01/13                                  (d)            Ba2           1,418,558      1,368,908
Network Solutions
   Term Loan B
   7.33-7.70%, 03/07/14                                  (d)            B1              960,677        903,036
Topps Company Inc.
   Term Loan
   7.53%, 10/12/14                                       (d)            B2              568,083        539,679
                                                                                                  ------------
                                                                                                     6,402,920
                                                                                                  ============
PHARMACEUTICALS - 0.13%

Quintiles Transnational Corp.
   Term Loan B
   7.20%, 03/31/13                                       (d)            B1              105,383        101,563
   Second Lien Term Loan
   9.20%, 03/31/14                                       (d)            B2              323,978        313,449
                                                                                                  ------------
                                                                                                       415,012
                                                                                                  ============
PROPERTY & CASUALTY INSURANCE - 0.83%

Starbound II
   Term Loan A
   9.59%, 08/20/09                                       (g)(h)         Ba3           1,400,000      1,400,000
   Term Loan B
   8.09%, 08/20/09                                       (g)(h)         Baa3          1,200,000      1,200,000
                                                                                                  ------------
                                                                                                     2,600,000
                                                                                                  ============
PUBLISHING  - 3.28%

American Media, Inc.
   Term Loan B
   8.16-8.34%, 01/30/13                                  (d)            B1            2,029,412      1,968,529
Black Press U.S. Partnership
   Canada Term Loan B-2
   7.08%, 08/02/13                                       (d)            Ba3              37,195         35,893

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
PUBLISHING- (CONTINUED)

   U.S. Term Loan B-1
   7.08%, 08/02/13                                       (d)            Ba3          $   61,262   $     59,118
Caribe Information Investment Inc.
   Term Loan
   7.21-7.50%, 03/31/13                                  (d)            B1               82,411         79,527
Dex Media West LLC
   Term Loan B2
   6.52-7.22%, 03/09/10                                  (d)            Ba1             846,646        826,935
   6.33%, 03/09/10                                       (d)            Ba2              23,625         23,075
Endurance Business Media, Inc.
   Term Loan
   7.58%, 07/26/13                                       (d)            B1              114,880        110,285
   Second Lien Term Loan
   12.08%, 01/26/14                                      (d)            Caa1             59,090         57,908
F & W Publications
   Second Lien Term Loan
   9.49%, 08/05/13                                       (d)            B2              357,143        342,857
Gatehouse Media, Inc.
   Term Loan B
   0%, 03/06/14                                          (d)(f)         B1              493,552        437,851
   Term Loan B
   7.07%, 08/28/14                                       (d)            B1            1,637,550      1,452,741
   Delay Draw Term Loan
   0%, 08/28/14                                          (d)(f)         B1              184,161        163,377
   Delay Draw Term Loan
   7.07-7.25%, 08/28/14                                  (d)            B1              606,500        538,052
   Term Loan
   0%, 12/01/13                                          (d)(f)         B1               24,385         21,794
Hanley Wood LLC
   Term Loan
   7.47-7.50%, 03/08/14                                  (d)            B2              328,350        254,471
MediaNews Group
   Term Loan B
   6.64%, 12/30/10                                       (d)            Ba3           1,168,344      1,088,021
Riverdeep Interactive Learning Ltd.
   Sr. Term Loan
   7.95%, 12/20/13                                       (d)            B1            2,015,684      1,997,628
Reader's Digest Association Inc.
   Term Loan B
   7.38-7.58%, 03/02/14                                  (d)            B1              452,806        409,978
Yell Group Ltd.
   Term Loan B1
   6.82%, 10/27/12                                       (d)            Ba3             429,750        417,753
                                                                                                  ------------
                                                                                                    10,285,793
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
RAILROADS - 0.47%

Helm Holding Corp.
   Term Loan B
   6.91-7.34%, 07/08/11                                     (d)         B2           $  273,508   $    265,303
RailAmerica Inc.
   Term Loan B
   7.12%, 08/14/08                                          (d)         B2            1,245,000      1,216,988
                                                                                                  ------------
                                                                                                     1,482,291
                                                                                                  ============
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.43%

Lake Las Vegas Resort
   Revolver Loan
   5.26%, 12/22/12                                          (d)         Caa1            268,336        125,224
   Tranches 1 & 2
   15.46%, 12/22/12                                         (d)         B3            1,960,920        915,097
Kyle Acquisition Group, LLC
   Three Year Term Loan
   8.38%, 07/20/09                                          (d)         Ba3             888,170        797,132
Realogy
   Credit Linked Notes
   4.56%, 10/10/13                                          (d)         Ba3             344,824        300,342
   Delay Draw Term Loan
   8.24-8.25%, 10/10/13                                     (d)         Ba3             498,750        434,411
   Term Loan B
   8.24%, 10/10/13                                          (d)         Ba3           1,277,574      1,112,767
Rhodes Homes
   First Lien Term Loan
   8.70%, 11/21/10                                          (d)         B2              693,440        606,760
Yellowstone Mountain Club, LLC
   Term Loan
   7.18%, 09/30/10                                          (d)         B1              206,267        187,187
                                                                                                  ------------
                                                                                                     4,478,920
                                                                                                  ============
RESTAURANTS - 0.07%

Buffets Holdings, Inc.
   Term Loan
   7.82-8.08%, 11/01/13                                     (d)         Caa2              2,169          1,861
Sbarro Inc.
   Term Loan B
   7.32-7.58%, 01/31/14                                     (d)         Ba3             235,815        223,435
                                                                                                  ------------
                                                                                                       225,296
                                                                                                  ============
SEMICONDUCTORS - 1.63%

AMI Semiconductors, Inc.
   Term Loan
   6.81%, 04/01/12                                          (d)         Ba3             853,576        819,432
Freescale Semiconductor, Inc.
   Term Loan B
   7.33%, 12/01/13                                          (d)         Baa3          4,618,556      4,302,956
                                                                                                  ------------
                                                                                                     5,122,388
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
SPECIALIZED CONSUMER SERVICES - 0.33%

LPL Holdings Inc.
   Term Loan D
   7.20%, 06/28/13                                       (d)            B1           $  264,780   $    252,865
   7.20%, 06/28/13                                       (d)            B               391,482        373,865
Jacobson Corp.
   Term Loan B
   7.19-7.70%, 06/19/14                                  (d)            Ba3             328,178        269,106
   Second Lien Term Loan
   10.70%, 12/19/14                                      (d)            Caa1            212,400        127,440
                                                                                                  ------------
                                                                                                     1,023,276
                                                                                                  ============
SPECIALIZED FINANCE - 0.12%

Clayton Holdings, Inc.
   Term Loan
   6.44%, 12/08/11                                       (d)            Ba3              65,365         58,829
Citco Group Ltd. (The)
   Term Loan B
   7.63%, 06/30/14                                       (d)            B1              145,861        140,027
Nuveen
   Term Loan
   0%, 11/09/14                                          (d)(f)         Ba3             171,014        168,571
                                                                                                  ------------
                                                                                                       367,427
                                                                                                  ============
SPECIALTY CHEMICALS - 2.88%

Cognis Deutscheland
   Term Loan C
   7.69%, 09/15/13                                       (d)            B1              799,515        744,215
Hexion Specialty Chemicals, Inc.
   Syn LOC
   5.02%, 05/05/13                                       (d)            Ba3              91,710         88,772
   Term Loan C1
   7.50%, 05/05/13                                       (d)            Ba3           1,864,905      1,805,170
   Term Loan C2
   7.50%, 05/05/13                                       (d)            Ba3             405,110        392,134
   Revolver Credit
   0%, 05/31/11                                          (d)(f)(g)      Ba3             381,000        358,140
   Term Loan C4
   7.19%, 05/05/13                                       (d)            Ba3             640,028        619,528
   Term Loan C5
   7.44%, 05/05/13                                       (d)            Ba3             115,792        112,083
Huntsman ICI Chemicals LLC
   Term Loan B
   6.53%, 04/19/14                                       (d)            Ba1           2,336,079      2,287,736
Ineos Group Ltd.
   Term Loan B2
   7.36%, 12/16/13                                       (d)(g)         Ba3           1,019,983        987,045
   Term Loan B2
   7.45%, 12/16/13                                       (d)            Ba3              20,679         20,011
   Term Loan C2
   7.86%, 12/16/14                                       (d)(g)         Ba3           1,019,983        987,045

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
SPECIALTY CHEMICALS--(CONTINUED)

   Term Loan C2
   7.95%, 12/16/14                                       (d)            Ba3          $   20,679   $     20,011
   Term Loan A4
   7.36-7.45%, 12/16/12                                  (d)            Ba3             130,278        124,741
MacDermid Inc.
   Term Loan B
   7.20%, 04/12/14                                       (d)            B1              209,227        197,981
KRATON Polymers LLC
   Term Loan
   7.25%, 05/12/13                                       (d)            Ba3             290,421        275,174
                                                                                                  ------------
                                                                                                     9,019,786
                                                                                                  ============
SPECIALTY STORES - 0.77%

Eye Care Centers of America, Inc.
   Term Loan
   7.33-7.93%, 03/01/12                                  (d)            Ba2             331,749        326,772
Mattress Firm
   Term Loan B
   7.32-7.41%, 01/18/14                                  (d)            B1              313,095        284,917
Michaels Stores, Inc.
   Term Loan
   6.94-7.63%, 10/31/13                                  (d)            B2            1,307,016      1,197,404
Petco
   Term Loan B
   7.21-7.45%, 10/26/13                                  (d)            Ba3             551,103        527,911
Savers, Inc.
   Canada Term Loan
   7.99%, 08/11/12                                       (d)            Ba3              37,727         36,218
   U.S. Term Loan
   7.99%, 08/11/12                                       (d)            Ba3              40,959         39,321
                                                                                                  ------------
                                                                                                     2,412,543
                                                                                                  ============
SYSTEMS SOFTWARE - 0.63%

Skillsoft
   Term Loan B
   7.95%, 05/14/13                                       (d)            B2              297,455        285,556
Verint Systems, Inc.
   Term Loan
   7.47%, 05/25/14                                       (d)            B             1,741,542      1,680,588
                                                                                                  ------------
                                                                                                     1,966,144
                                                                                                  ============
TEXTILES - 0.15%

GTM Holdings Inc.
   First Lien Term Loan
   7.60-7.74%, 10/30/13                                  (d)            B1              507,664        482,281
                                                                                                  ============
THRIFTS & MORTGAGE FINANCE - 0.08%

CharterMac
   Term Loan B
   7.37%, 08/15/12                                       (d)            Ba3             297,000        252,450
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
TRUCKING - 0.28%

Greatwide Logistics Services, Inc.
   First Lien Term Loan
   8.70%, 12/19/13                                       (d)            B3           $1,014,586   $    847,180
   Second Lien Term Loan
   11.70%, 06/19/14                                      (d)            Caa2             57,500         40,106
                                                                                                  ------------
                                                                                                       887,286
                                                                                                  ============
WATER UTILITIES - 0.34%

Thermal North America, Inc.
   Loan C
   7.47%, 10/24/08                                       (d)            B1              115,711        115,132
   Term Loan
   7.95%, 10/24/08                                       (d)            B1              960,244        955,443
                                                                                                  ------------
                                                                                                     1,070,575
                                                                                                  ============
WIRELESS TELECOMMUNICATION SERVICES - 4.93%

Asurion Corp.
   Term Loan B
   7.88%, 07/03/14                                       (d)            B2            5,466,667      5,271,917
Bicent Power
   Second Lien Term Loan
   9.25%, 07/10/14                                       (d)            B1              250,400        230,994
Canwest Mediaworks
   Term Loan B
   7.08%, 07/13/14                                       (d)            Ba1             269,730        260,964
FairPoint Communications, Inc.
   Term Loan B
   7.00%, 02/08/12                                       (d)            B1            1,000,000        988,750
Global Tel*Link
   Acqusition Syn Deposit Commitment
   5.10%, 02/14/13                                       (d)            B1              114,683        112,102
   Term Loan
   8.70%, 02/14/13                                       (d)            B1              407,147        495,736
   Syn LOC
   5.10%, 02/14/13                                       (d)            B2               28,670         28,025
MetroPCS Communications, Inc.
   Term Loan B
   7.19-7.50%, 11/03/13                                  (d)            B1            1,899,968      1,818,744
NuVox, Inc.
   Term Loan
   8.66-8.94%, 05/31/14                                  (d)            B2            1,731,386      1,681,608
Idearc, Inc.
   Term Loan B
   7.20%, 11/17/14                                       (d)            Ba2           3,811,200      3,644,460
Virgin Mobile USA
   Term Loan
   10.15%, 11/30/11                                      (d)            B2              939,889        916,392
                                                                                                  ------------
                                                                                                    15,449,692
                                                                                                  ============
Total Senior Secured Floating Rate Interests (Cost $318,862,112)                                   302,582,854
                                                                                                  ============

                                                                         MOODY'S      PRINCIPAL
                                                                        RATING (A)     AMOUNT         VALUE
                                                                        ----------   ----------   ------------
BONDS AND NOTES - 2.17%

COMMODITY CHEMICALS - 0.71%

Lyondell Petrochem Co.
   Sr. Sec Gtd. Global Notes
   10.50%, 06/01/13                                      (g)            Ba2          $2,200,000   $  2,211,861
                                                                                                  ============
ELECTRIC MANUFACTURING SERVICES - 0.23%
Sanmina-SCI Corp.
   Sr. Unsec. Gtd. Floating Rate Notes
   8.44%, 06/15/10
   (Acquired 06/07/07; Cost $730,000)                    (d)(i)(j)      B1              730,000        729,087
                                                                                                  ============
INTEGRATED TELECOMMUNICATION SERVICES - 0.73%

Qwest Corp.
   Sr. Unsec. Floating Rate Global Notes
   8.94%, 06/15/13                                       (d)(i)         Ba1           2,250,000      2,317,387
                                                                                                  ============
METAL & GLASS CONTAINERS - 0.40%

Berry Plastics Holding Corp.
   Sr. Sec. Gtd. Sub. Floating Rate Global Notes
   9.57%, 09/15/14                                       (d)(i)         Ba3           1,251,000      1,210,343
                                                                                                  ============
PAPER PACKAGING - 0.10%

Verso Paper Holdings, LLC
   Series B, Sr. Sec. Gtd. Floating Rate Global Notes
   8.66%, 08/01/14                                       (d)(i)         Ba2             325,000        320,125
                                                                                                  ============
Total Bonds & Notes (Cost $6,765,520)                                                                6,788,803
                                                                                                  ============

                                                                                       SHARES
                                                                                     ----------
DOMESTIC COMMON STOCKS - 0.72%

ENVIRONMENTAL & FACILITIES SERVICES - 0.72%

Safety-Kleen Holdco, Inc.
   (Acquired 12/24/03; Cost $2,062,077)                  (g)(j)(k)(l)   B1              102,803      2,261,666
                                                                                                  ============
MONEY MARKET FUNDS-1.93%

Liquid Assets Portfolio-Institutional Class              (m)                          3,017,059      3,017,059
Premier Portfolio-Institutional Class                    (m)                          3,017,059      3,017,059
                                                                                                  ------------
Total Money Market Funds (Cost $6,034,118)                                                           6,034,118
                                                                                                  ============
TOTAL INVESTMENTS - 101.37% (Cost $333,723,827)                                                    317,667,441
                                                                                                  ============
OTHER ASSETS LESS LIABILITIES - (1.37)%                                                            (4,281,749)
                                                                                                  ============
NET ASSETS - 100.00%                                                                              $313,385,692
                                                                                                  ============

Investment Abbreviations:

DIP     - Debtor-in-possession
Gtd.    - Guaranteed
LOC     - Letter of Credit
NR      - Security is not rated
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Syn LOC - Synthetic Letter of Credit
Unsec.  - Unsecured

     Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2007 was $304,559,796 which represented 97.18% of the Fund's Net Assets. See Note 1A.

(e) All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(f) This floating rate interest will settle after November 30, 2007, at which time the interest rate will be determined.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2007 was $14,217,807, which represented 4.54% of the Fund's Net Assets.

(h) Securities fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at November 30, 2007 was $2,600,000, which represented 0.83% of the Fund's Net Assets. See Note 1A.

(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2007.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $2,990,753, which represented 0.95% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)  Acquired as a part of a bankruptcy restructuring.

(l)  Non-income producing security.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

A. SECURITY VALUATIONS (CONTINUED) - Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

E. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F. INTERMEDIATE PARTICIPANTS - The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                     VALUE     PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                               08/31/07        COST           SALES        11/30/07     INCOME
-------------------------------   ----------   ------------   -------------   ----------   --------
Liquid Assets
Portfolio-Institutional Class     $2,270,293    $21,881,695   $(21,134,929)   $3,017,059    $40,395
Premier
Portfolio-Institutional Class      2,270,293     21,881,695    (21,134,929)    3,017,059     40,447
                                  ----------    -----------   ------------    ----------    -------
TOTAL INVESTMENTS IN AFFILIATES   $4,540,586    $43,763,390   $(42,269,858)   $6,034,118    $80,842
                                  ==========    ===========   ============    ==========    =======

NOTE 3 -- UNFUNDED LOAN COMMITMENTS

As of November 30, 2007, the Fund had unfunded loan commitments of $8,216,391 which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

           BORROWER                                    UNFUNDED COMMITMENTS
-----------------------------                          --------------------
Advanced Food                   Delay Draw Term Loan        $  312,500
American Gaming Systems         Delay Draw Term Loan            75,111
Bally Tech Alliance             Term Loan                    2,227,500
Big West Oil                    Delay Draw Term Loan         1,584,000
Cannery Casino                  Delay Draw Term Loan           769,418
Centaur Gaming                  Delay Draw Term Loan            74,806
Community Health System         Delay Draw Term Loan           214,069
Golden Nugget                   Delay Draw Term Loan           127,344
Greektown Casino LLC            Delay Draw Term Loan            26,492
IASIS Healthcare                Delay Draw Term Loan           176,244
Las Vegas Sands Venetian        Term Loan                      670,364
NRG Energy                      Term Loan                      329,913
Nuance Communications, Inc.     Revolver Loan                  114,648
Pinnacle Foods Group, Inc.
   (aka Aurora Foods)           Revolver Loan                  945,000
Sun Healthcare Group, Inc.      Delay Draw Term Loan            30,525
Univision Communications Inc.   Delay Draw Term Loan           166,866
Valassis Communications, Inc.   Delay Draw Term Loan           371,591
                                                            ----------
                                                            $8,216,391
                                                            ==========

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was 68,729,528 and $82,272,574, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities             $    320,358
Aggregate unrealized (depreciation) of investment securities            (16,436,028)
                                                                       ------------
Net unrealized appreciation (depreciation) of investment securities    $(16,115,670)
                                                                       ============
Cost of investments for tax purposes is $333,783,111.

                              AIM MULTI-SECTOR FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                      (AIM(R) INVESTMENTS LOGO)

AIMinvestments.com  I-MSE-QTR-1   A I M Advisors, Inc.

AIM Multi-Sector Fund

SCHEDULE OF INVESTMENTS(a)
November 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
DOMESTIC COMMON STOCKS-81.28%
ADVERTISING-1.99%
Omnicom Group Inc.                                        357,389   $ 17,422,714
APPAREL RETAIL-1.20%
Abercrombie & Fitch Co. -Class A                          128,261     10,522,532
APPAREL, ACCESSORIES & LUXURY GOODS-0.80%
Polo Ralph Lauren Corp.                                   101,348      6,990,985
APPLICATION SOFTWARE-0.99%
Adobe Systems Inc. (b)                                    205,841      8,674,140
ASSET MANAGEMENT & CUSTODY BANKS-2.15%
Bank of New York Mellon Corp. (The)                       158,679      7,610,245
Federated Investors, Inc. -Class B                        163,547      6,671,082
State Street Corp.                                         57,600      4,601,664
                                                                    ------------
                                                                      18,882,991
                                                                    ------------
BIOTECHNOLOGY-5.00%
Acadia Pharmaceuticals Inc. (b)(c)                        159,214      1,805,487
Amgen Inc. (b)                                            151,770      8,385,292
BioMarin Pharmaceutical Inc. (b)                          177,404      4,878,610
Celgene Corp. (b)                                         109,051      6,712,089
Genzyme Corp. (b)                                          97,633      7,315,641
Gilead Sciences, Inc. (b)                                 163,384      7,603,891
United Therapeutics Corp. (b)                              71,361      7,141,809
                                                                    ------------
                                                                      43,842,819
                                                                    ------------
BROADCASTING & CABLE TV-1.75%
Cablevision Systems Corp. -Class A (b)                    259,873      7,024,367
Comcast Corp. -Class A (b)                                403,338      8,284,563
                                                                    ------------
                                                                      15,308,930
                                                                    ------------
CASINOS & GAMING-1.35%
Harrah's Entertainment, Inc.                               49,870      4,392,051
MGM Mirage (b)                                             86,617      7,492,370
                                                                    ------------
                                                                      11,884,421
                                                                    ------------
COMMUNICATIONS EQUIPMENT-1.13%
Cisco Systems, Inc. (b)                                   355,031      9,947,969
COMPUTER HARDWARE-2.77%
Apple Inc. (b)                                             83,556     15,225,574
Hewlett-Packard Co.                                       176,868      9,048,567
                                                                    ------------
                                                                      24,274,141
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
COMPUTER STORAGE & PERIPHERALS-1.11%
EMC Corp. (b)                                             504,804   $  9,727,573
CONSUMER FINANCE-1.00%
Capital One Financial Corp.                               165,214      8,807,558
DATA PROCESSING & OUTSOURCED SERVICES-1.22%
VeriFone Holdings, Inc. (b)(c)                            223,223     10,721,401
DIVERSIFIED BANKS-1.20%
U.S. Bancorp                                              146,993      4,863,998
Wachovia Corp.                                            130,886      5,628,098
                                                                    ------------
                                                                      10,492,096
                                                                    ------------
FOOTWEAR-0.87%
Crocs, Inc. (b)(c)                                        195,848      7,643,947
GAS UTILITIES-1.13%
Questar Corp.                                             185,000      9,888,250
HEALTH CARE EQUIPMENT-2.72%
American Medical Systems Holdings, Inc.
   (b)(c)                                                 613,125      8,381,419
Medtronic, Inc.                                           149,906      7,622,720
Respironics, Inc. (b)                                     159,119      7,838,202
                                                                    ------------
                                                                      23,842,341
                                                                    ------------
HEALTH CARE SERVICES-1.86%
DaVita, Inc. (b)                                          120,160      7,445,114
Express Scripts, Inc. (b)                                 131,190      8,888,122
                                                                    ------------
                                                                      16,333,236
                                                                    ------------
HEALTH CARE TECHNOLOGY-0.49%
Vital Images, Inc. (b)(c)                                 240,571      4,339,901
HOME ENTERTAINMENT SOFTWARE-0.62%
Activision, Inc. (b)                                      244,563      5,417,070
HOME IMPROVEMENT RETAIL-0.49%
Home Depot, Inc. (The)                                    149,555      4,271,291
HOTELS, RESORTS & CRUISE LINES-2.18%
Carnival Corp. (d)                                        117,600      5,306,112
Marriott International, Inc. -Class A                     125,990      4,724,625
Starwood Hotels & Resorts Worldwide, Inc.                 170,072      9,129,465
                                                                    ------------
                                                                      19,160,202
                                                                    ------------
INSURANCE BROKERS-2.22%
Aon Corp.                                                 116,800      5,836,496
Marsh & McLennan Cos., Inc.                               372,445      9,355,819

AIM Multi-Sector Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INSURANCE BROKERS-(CONTINUED)
National Financial Partners Corp. (c)                      93,708   $  4,254,343
                                                                    ------------
                                                                      19,446,658
                                                                    ------------
INTEGRATED OIL & GAS-4.61%
Exxon Mobil Corp.                                          80,000      7,132,800
Hess Corp.                                                160,000     11,395,200
Murphy Oil Corp.                                          140,000     10,012,800
Occidental Petroleum Corp.                                170,000     11,860,900
                                                                    ------------
                                                                      40,401,700
                                                                    ------------
INTERNET SOFTWARE & SERVICES-1.76%
Google Inc. -Class A (b)                                   22,324     15,470,532
INVESTMENT BANKING & BROKERAGE-1.13%
Merrill Lynch & Co., Inc.                                  95,500      5,724,270
Morgan Stanley                                             79,600      4,196,512
                                                                    ------------
                                                                       9,920,782
                                                                    ------------
IT CONSULTING & OTHER SERVICES-0.75%
Accenture Ltd. -Class A                                   191,136      6,605,660
LIFE & HEALTH INSURANCE-0.69%
StanCorp Financial Group, Inc.                            115,677      6,025,615
LIFE SCIENCES TOOLS & SERVICES-4.28%
Applera Corp.-Applied Biosystems Group                    210,487      7,190,236
Invitrogen Corp. (b)                                       83,517      8,101,984
Millipore Corp. (b)(c)                                    103,949      8,511,344
Pharmaceutical Product Development, Inc.                  223,541      9,464,726
Thermo Fisher Scientific, Inc. (b)                         74,904      4,317,467
                                                                    ------------
                                                                      37,585,757
                                                                    ------------
MANAGED HEALTH CARE-0.77%
UnitedHealth Group Inc.                                   122,220      6,722,100
MOVIES & ENTERTAINMENT-3.54%
News Corp. -Class A                                       785,109     16,542,247
Time Warner Inc.                                          371,670      6,415,024
Walt Disney Co. (The)                                     245,517      8,138,888
                                                                    ------------
                                                                      31,096,159
                                                                    ------------
MULTI-LINE INSURANCE-0.50%
Hartford Financial Services Group, Inc.
   (The)                                                   45,900      4,375,188
OIL & GAS EQUIPMENT & SERVICES-5.25%
Baker Hughes Inc.                                         110,000      8,829,700
Grant Prideco, Inc. (b)                                   196,000      9,427,600
National-Oilwell Varco Inc. (b)                           138,000      9,404,700
Schlumberger Ltd.                                         100,000      9,345,000
Weatherford International Ltd. (b)                        145,000      9,079,900
                                                                    ------------
                                                                      46,086,900
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
OIL & GAS EXPLORATION & PRODUCTION-5.11%
Apache Corp.                                              115,000   $ 11,130,850
Bill Barrett Corp. (b)                                    240,000      9,264,000
Devon Energy Corp.                                        108,000      8,943,480
Plains Exploration & Production Co. (b)                   110,000      5,545,100
Southwestern Energy Co. (b)                               200,000      9,954,000
                                                                    ------------
                                                                      44,837,430
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-0.87%
Williams Cos., Inc. (The)                                 220,000      7,636,200
OTHER DIVERSIFIED FINANCIAL SERVICES-2.69%
Bank of America Corp.                                      95,682      4,413,811
Citigroup Inc.                                            302,669     10,078,878
JPMorgan Chase & Co.                                      199,376      9,095,533
                                                                    ------------
                                                                      23,588,222
                                                                    ------------
PHARMACEUTICALS-1.05%
Johnson & Johnson                                          70,308      4,762,664
Wyeth                                                      90,812      4,458,869
                                                                    ------------
                                                                       9,221,533
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-1.11%
ACE Ltd.                                                   99,000      5,923,170
MBIA Inc. (c)                                             103,832      3,790,906
                                                                    ------------
                                                                       9,714,076
                                                                    ------------
REGIONAL BANKS-1.69%
Fifth Third Bancorp                                       235,289      7,037,494
Popular, Inc. (c)                                         282,500      2,714,825
SunTrust Banks, Inc.                                       71,942      5,043,854
                                                                    ------------
                                                                      14,796,173
                                                                    ------------
SEMICONDUCTORS-3.57%
Broadcom Corp. -Class A (b)                               252,251      6,745,192
Intersil Corp. -Class A                                   261,491      6,521,586
National Semiconductor Corp.                              266,015      6,081,103
NVIDIA Corp. (b)                                          162,230      5,116,734
Texas Instruments Inc.                                    215,806      6,812,995
                                                                    ------------
                                                                      31,277,610
                                                                    ------------
SOFT DRINKS-0.67%
PepsiCo, Inc.                                              75,886      5,856,881
SPECIALIZED CONSUMER SERVICES-0.69%
H&R Block, Inc.                                           307,633      6,054,217
SPECIALTY STORES-0.72%
PetSmart, Inc.                                            221,143      6,298,153
SYSTEMS SOFTWARE-0.89%
Microsoft Corp.                                           231,109      7,765,262
THRIFTS & MORTGAGE FINANCE-1.94%
Fannie Mae                                                200,300      7,695,526
Freddie Mac                                                57,700      2,023,539

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Multi-Sector Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)
Hudson City Bancorp, Inc.                                 481,275   $  7,325,006
                                                                    ------------
                                                                      17,044,071
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.76%
American Tower Corp. -Class A (b)                         146,968      6,692,923
                                                                    ------------
   Total Domestic Common Stocks
   (Cost $624,280,439)                                               712,916,310
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-13.81%
BRAZIL-2.00%
Companhia de Bebidas das Americas -ADR
  (Brewers)                                                91,050      6,487,312
Petroleo Brasileiro S.A. -ADR (Integrated
   Oil & Gas)                                             115,000     11,074,500
                                                                    ------------
                                                                      17,561,812
                                                                    ------------
CANADA-2.33%
Research In Motion Ltd. (Communications
   Equipment) (b)                                         103,881     11,823,735
Suncor Energy, Inc. (Integrated Oil & Gas)                 90,000      8,618,400
                                                                    ------------
                                                                      20,442,135
                                                                    ------------
FINLAND-0.87%
Nokia Oyj -ADR (Communications Equipment)                 194,957      7,667,659
FRANCE-1.57%
Accor S.A. (Hotels, Resorts & Cruise Lines)
   (c)(e)                                                  47,745      4,045,693
Total S.A. -ADR (Integrated Oil & Gas)                    120,000      9,710,400
                                                                    ------------
                                                                      13,756,093
                                                                    ------------
GERMANY-0.17%
Celesio A.G. (Health Care Distributors)                    26,121      1,510,258
HONG KONG-1.00%
China Mobile Ltd. -ADR (Wireless
   Telecommunication Services) (c)                         95,419      8,746,106
JAPAN-0.93%
Nintendo Co., Ltd. (Home Entertainment
   Software) (c)(e)                                        13,200      8,113,729
MEXICO-0.70%
America Movil S.A.B de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                  100,147      6,175,064
SWITZERLAND-2.11%
Novartis A.G. -ADR (Pharmaceuticals)                      131,247      7,418,081
Roche Holding A.G. (Pharmaceuticals) (e)                   40,692      7,724,032
UBS A.G. - (Diversified Capital Markets)                   65,788      3,320,978
                                                                    ------------
                                                                      18,463,091
                                                                    ------------
UNITED KINGDOM-2.13%
Diageo PLC (Distillers & Vintners) (e)                    313,567      7,051,409

                                                         SHARES         VALUE
                                                      -----------   ------------
UNITED KINGDOM-(CONTINUED)
Smith & Nephew PLC (Health Care Equipment)                486,392   $  5,814,845
WPP Group PLC (Advertising)                               460,325      5,810,787
                                                                    ------------
                                                                      18,677,041
                                                                    ------------
   Total Foreign Common Stocks & Other Equity
   Interests
   (Cost $108,421,468)                                               121,112,988
                                                                    ------------
MONEY MARKET FUNDS-5.43%
Liquid Assets Portfolio -Institutional
   Class(f)                                            23,817,712     23,817,712
Premier Portfolio -Institutional Class(f)              23,817,713     23,817,713
                                                                    ------------
   Total Money Market Funds
   (Cost $47,635,425)                                                 47,635,425
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.52%
   (Cost $780,337,332)                                               881,664,723
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.13%
Liquid Assets Portfolio -Institutional
   Class(f)(g)(Cost $27,504,589)                       27,504,589     27,504,589
                                                                    ------------
TOTAL INVESTMENTS-103.65%
   (Cost $807,841,921)                                               909,169,312
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(3.65)%                                (32,014,448)
                                                                    ------------
NET ASSETS-100.00%                                                  $877,154,864
                                                                    ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at November 30, 2007.

(d)  Each unit represents one common share and one trust share.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at November 30, 2007 was $26,934,863, which represented 3.07% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Multi-Sector Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Multi-Sector Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Multi-Sector Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                            PURCHASES       PROCEEDS
                               VALUE           AT             FROM           VALUE     DIVIDEND
FUND                          08/31/07        COST            SALES        11/30/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $17,412,231   $ 57,033,955   $ (50,628,474)  $23,817,712   $301,914
Premier  Portfolio-
   Institutional Class       17,412,232     57,033,955     (50,628,474)   23,817,713    302,000
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $34,824,463   $114,067,910   $(101,256,948)  $47,635,425   $603,914
                            ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                            PURCHASES       PROCEEDS
                               VALUE           AT             FROM           VALUE     DIVIDEND
FUND                          08/31/07        COST            SALES        11/30/07     INCOME
----                        -----------   ------------   -------------   -----------   --------

Liquid Assets Portfolio -
   Institutional Class      $20,497,360   $ 73,655,213   $ (66,647,984)  $27,504,589   $  6,444
                            -----------   ------------   -------------   -----------   --------
TOTAL INVESTMENTS
   IN AFFILIATES            $55,321,823   $187,723,123   $(167,904,932)  $75,140,014   $610,358
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At November 30, 2007, securities with an aggregate value of $27,180,511 were on loan to brokers. The loans were secured by cash collateral of $27,504,589 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended November 30, 2007, the Fund received dividends on cash collateral investments of $6,444 for securities lending transactions, which are net of compensation to counterparties.

AIM Multi-Sector Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was $130,379,058, and $125,860,233, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $137,770,428
Aggregate unrealized (depreciation) of investment securities    (36,854,338)
                                                               ------------
Net unrealized appreciation of investment securities           $100,916,090
                                                               ============

Cost of investments for tax purposes is $808,253,222.

                       AIM Select Real Estate Income Fund
           Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM(R) INVESTMENTS LOGO)

AIMinvestments.com   SREI-QTR-1 11/07   A I M Advisors, Inc.

AIM Select Real Estate Income Fund

SCHEDULE OF INVESTMENTS(a)
November 30, 2007
(Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER
   EQUITY INTERESTS-50.52%
APARTMENTS-2.21%
Equity Residential                                        31,500   $   1,172,115
Essex Property Trust, Inc. (b)                            30,200       3,132,948
                                                                   -------------
                                                                       4,305,063
                                                                   -------------
DIVERSIFIED-5.12%
iStar Financial Inc. (b)                                  81,400       2,382,578
Lexington Realty Trust (b)                                29,700         525,393
Neuberger Berman Realty Income Fund Inc.                  76,600       1,402,546
Nuveen Real Estate Income Fund                            35,000         673,750
Vornado Realty Trust                                      18,900       1,701,000
Washington Real Estate Investment Trust (b)              103,000       3,300,120
                                                                   -------------
                                                                       9,985,387
                                                                   -------------
FREESTANDING-1.83%
Getty Realty Corp. (b)                                    52,200       1,415,664
National Retail Properties Inc.                           88,100       2,157,569
                                                                   -------------
                                                                       3,573,233
                                                                   -------------
HEALTHCARE-13.28%
HCP, Inc.                                                253,200       8,469,540
Health Care REIT, Inc. (b)                               164,473       7,370,035
Medical Properties Trust Inc. (b)                         96,300       1,080,486
Nationwide Health Properties, Inc.                        81,400       2,546,192
Ventas, Inc.                                             147,900       6,448,440
                                                                   -------------
                                                                      25,914,693
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES-1.31%
Eagle Hospitality   (Acquired 08/16/07; Cost
   $3,916,000)(c)(d)                                     195,800       2,545,400
                                                                   -------------
INDUSTRIAL PROPERTIES-1.12%
ProLogis                                                  33,500       2,191,570
                                                                   -------------
INDUSTRIAL/OFFICE MIXED-0.49%
Liberty Property Trust                                    30,500         954,955
                                                                   -------------
LODGING-RESORTS-5.99%
Ashford Hospitality Trust                                330,800       2,560,392
Hospitality Properties Trust                             151,900       5,550,426
Host Hotels & Resorts Inc.                               147,800       2,836,282
LaSalle Hotel Properties                                  19,700         732,840
                                                                   -------------
                                                                      11,679,940
                                                                   -------------
OFFICE PROPERTIES-8.29%
Alexandria Real Estate Equities, Inc. (b)                 14,700       1,443,981

                                                        SHARES         VALUE
                                                     -----------   -------------
OFFICE PROPERTIES-(CONTINUED)
BioMed Realty Trust, Inc. (b)                             32,400   $     731,592
Brandywine Realty Trust                                  244,901       5,020,471
Douglas Emmett, Inc. (b)                                  46,000       1,104,460
Mack-Cali Realty Corp.                                   105,200       3,754,588
SL Green Realty Corp.                                     39,700       4,124,830
                                                                   -------------
                                                                      16,179,922
                                                                   -------------
REGIONAL MALLS-6.48%
CBL & Associates Properties, Inc.                        126,600       3,656,208
General Growth Properties, Inc.                           73,400       3,408,696
Macerich Co. (The)                                        13,900       1,079,335
Simon Property Group, Inc.                                45,600       4,489,320
                                                                   -------------
                                                                      12,633,559
                                                                   -------------
SELF STORAGE FACILITIES-2.19%
Public Storage                                            10,700         827,538
Public Storage -Series A Dep. Shares(b)                  135,100       3,442,348
                                                                   -------------
                                                                       4,269,886
                                                                   -------------
SHOPPING CENTERS-2.36%
Developers Diversified Realty Corp.                       52,700       2,340,407
Inland Real Estate Corp. (b)                             155,000       2,266,100
                                                                   -------------
                                                                       4,606,507
                                                                   -------------
SPECIALTY PROPERTIES-1.16%
Digital Realty Trust, Inc.                                34,000       1,297,440
Entertainment Properties Trust                            18,200         969,878
                                                                   -------------
                                                                       2,267,318
                                                                   -------------
   Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $93,316,703)                                            (101,107,433)
                                                                   -------------

PREFERRED STOCKS-47.85%
APARTMENTS-2.24%
Equity Residential -Series K, 8.29% Pfd.(e)                3,300         181,912
Mid-America Apartment Communities, Inc.
   -Series H, 8.30% Pfd.                                 122,900       3,084,790
Post Properties, Inc. -Series A, 8.50% Pfd.               21,300       1,107,600
                                                                   -------------
                                                                       4,374,302
                                                                   -------------
DIVERSIFIED-3.02%
iStar Financial Inc.,
   Series E,,
   7.88% Pfd.(b)                                         115,700       2,447,055
   Series I,
   7.50% Pfd.(b)                                         125,100       2,500,749
Lexington Realty -Series B, 8.05% Pfd.                    44,900         951,880
                                                                   -------------
                                                                       5,899,684
                                                                   -------------

AIM Select Real Estate Income Fund

                                                        SHARES         VALUE
                                                     -----------   -------------
FREESTANDING-1.32%
National Retail Properties Inc. -Series C,
   7.38% Pfd.                                            117,200   $   2,566,680
HEALTHCARE-2.29%
HCP, Inc. -Series F 7.10% Pfd.                            53,600       1,104,696
Health Care REIT, Inc. -Series F, 7.63% Pfd.              10,200         242,250
OMEGA Healthcare Investors, Inc. -Series D,
   8.38% Pfd.                                            127,900       3,114,365
                                                                   -------------
                                                                       4,461,311
                                                                   -------------
INDUSTRIAL PROPERTIES-1.13%
EastGroup Properties, Inc. -Series D, 7.95%
   Pfd.                                                   86,400       2,159,136
ProLogis -Series C, 8.54% Pfd.(e)                            950          50,409
                                                                   -------------
                                                                       2,209,545
                                                                   -------------
INDUSTRIAL/OFFICE MIXED-6.06%
Duke Realty Corp. -Series M 6.95% Pfd.(b)                 12,300         273,306
LBA Realty Fund II,
   -Series A,
   8.75% Pfd.
   (Acquired 07/29/03; Cost
   $3,000,000)(c)(d)                                      60,000       2,535,000
   -Series B,
   7.63% Pfd.
   (Acquired 03/30/04; Cost
   $3,480,000)(c)(d)                                     139,200       2,366,400
PS Business Parks, Inc.,
   -Series K,
   7.95% Pfd.                                              9,300         223,014
   -Series M,
   7.20% Pfd.                                             88,700       1,889,310
   -Series O,
   7.38% Pfd.                                             95,500       2,100,045
   -Series P,
   6.70% Pfd.                                            122,400       2,441,880
                                                                   -------------
                                                                      11,828,955
                                                                   -------------
LODGING-RESORTS-8.50%
FelCor Lodging Trust Inc. -Series C, 8.00%
   Pfd.                                                  104,900       2,221,782
Hersha Hospitality Trust -Series A, 8.00%
   Pfd.(b)                                                27,900         622,449
Hospitality Properties Trust -Series B, 8.88%
   Pfd.                                                  295,000       7,404,500
Strategic Hotels & Resorts, Inc.,
   -Series B,
   8.25% Pfd.                                             46,600         959,960
   -Series C,
   8.25% Pfd.                                            128,800       2,698,360
Sunstone Hotel Investors, Inc. -Series A,
   8.00% Pfd.                                            125,700       2,671,125
                                                                   -------------
                                                                      16,578,176
                                                                   -------------
OFFICE PROPERTIES-6.17%
Corporate Office Properties Trust,
   -Series G,
   8.00% Pfd.                                            188,600       4,347,230

                                                        SHARES         VALUE
                                                     -----------   -------------
OFFICE PROPERTIES-(CONTINUED)
   -Series J,
   7.63% Pfd.(b)                                         125,700   $   2,766,657
HRPT Properties Trust -Series B, 8.75% Pfd.               66,092       1,655,605
Kilroy Realty Corp.,
   Series E,
   7.80% Pfd.                                             33,400         743,150
   Series F,
   7.50% Pfd.                                            113,200       2,518,700
                                                                   -------------
                                                                      12,031,342
                                                                   -------------
REGIONAL MALLS-9.07%
CBL & Associates Properties, Inc.,
   -Series C,
   7.75% Pfd.                                            220,400       4,992,060
   -Series D,
   7.38% Pfd.                                            110,500       2,374,645
Glimcher Realty Trust,
   -Series F,
   8.75% Pfd.                                             52,200       1,197,990
   -Series G,
   8.13% Pfd.                                             92,100       1,895,418
Realty Income Corp. -Series E, 6.75% Pfd.                205,200       4,339,980
Taubman Centers, Inc. -Series G, 8.00% Pfd.              116,600       2,891,680
                                                                   -------------
                                                                      17,691,773
                                                                   -------------
SELF STORAGE FACILITIES-3.89%
Public Storage, Inc.,
   -Series C,
   6.60% Pfd.                                             60,400       1,240,012
   -Series G,
   7.00% Pfd.                                             39,700         877,370
   -Series I,
   7.25% Pfd.(b)                                          81,700       1,849,688
   -Series L,
   6.75% Pfd.,,   /  /0                                   71,700       1,523,625
   -Series M,
   6.63% Pfd.                                            101,700       2,104,173
                                                                   -------------
                                                                       7,594,868
                                                                   -------------
SHOPPING CENTERS-1.04%
Cedar Shopping Centers Inc. -Series A, 8.88%
   Pfd.(b)                                                50,100       1,259,514
Saul Centers, Inc. -Series A, 8.00% Pfd.(b)               31,800         775,284
                                                                   -------------
                                                                       2,034,798
                                                                   -------------
SPECIALTY PROPERTIES-1.81%
Digital Realty Trust, Inc.,
   -Series A,
   8.50% Pfd.                                             32,400         775,656
   -Series B,
   7.87% Pfd.(b)                                          50,800       1,170,940
Entertainment Properties Trust -Series B,                 70,700       1,579,438
   7.75% Pfd.(b)
                                                                   -------------
                                                                       3,526,034
                                                                   -------------
   Total Preferred Stocks
      (Cost $105,106,269)                                            (90,797,468)
                                                                   -------------

AIM Select Real Estate Income Fund

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
ASSET-BACKED SECURITIES-0.14%
COMMERCIAL MORTGAGE BACKED SECURITY CONDUIT-0.14%
Credit Suisse First Boston Mortgage
   Securities Corp. -Series 2003-C3, Class
   G, Pass Through Ctfs., 4.62%, 05/15/38
   (Acquired 06/25/07; )(d)(e)(f)                    $    25,000   $      21,588
Morgan Stanley Capital I Inc. -Series
   2006-IQ11, Class B, Pass Through Ctfs.,
   5-95%, 10/15/42(e)(f)                                 270,000         251,998
                                                                   -------------
   Total Asset-Backed Securities
      (Cost $287,467)                                                    273,586
                                                                   -------------

                                                        SHARES
                                                     -----------
MONEY MARKET FUNDS-1.55%
Liquid Assets Portfolio -Institutional
   Class(g)                                            1,507,820       1,507,820
Premier Portfolio -Institutional Class(g)              1,507,820       1,507,820
                                                                   -------------
   Total Money Market Funds
      (Cost $3,015,640)                                                3,015,640
                                                                   -------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.06%
   (Cost $201,726,079)                                               195,194,127
                                                                   -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN-8.20%
MONEY MARKET FUNDS-8.20%
Liquid Assets Portfolio -Institutional Class
   (Cost $15,992,206)(g)(h)                           15,992,206      15,992,206
                                                                   -------------
TOTAL INVESTMENTS-108.26%
   (Cost $217,718,285)                                               211,186,333
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(7.99)%                                (16,113,835)
                                                                   -------------
NET ASSETS ATTRIBUTABLE TO COMMON SHARES-100.00%                   $ 195,072,498
                                                                   =============

Investment Abbreviations:

Ctfs.   -- Certificates
Dep.    -- Depositary
Pfd.    -- Preferred
REIT    -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.

(b)  All or a portion of this security was out on loan at November 30, 2007.

(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2007 was $7,446,800, which represented 3.82% of the Fund's Net Assets.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2007 was $7,468,388, which represented 3.83% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2007 was $505,907, which represented 0.26% of the Fund's Net Assets. See
     Note 1A.

(f)  Non-income producing security.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Real Estate Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Select Real Estate Income Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

AIM Select Real Estate Income Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                         08/31/07      AT COST      FROM SALES     11/30/07     INCOME
----                        ----------   -----------   ------------   ----------   --------
Liquid Assets Portfolio -   $3,492,846   $ 7,402,296   $ (9,387,322)  $1,507,820   $ 61,588
   Institutional Class
Premier  Portfolio-
   Institutional Class       3,492,846     7,402,296     (9,387,322)   1,507,820     61,508
                            ----------   -----------   ------------   ----------   --------
   SUBTOTAL                 $6,985,692   $14,804,592   $(18,774,644)  $3,015,640   $123,096
                            ==========   ===========   ============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE       PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                          08/31/07      AT COST      FROM SALES      11/30/07     INCOME*
----                        -----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio -
Institutional Class         $11,070,048   $34,234,830   $(29,312,673)  $15,992,205   $  8,909
                            -----------   -----------   ------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $18,055,740   $49,039,422   $(48,087,317)  $19,007,845   $132,005
                            ===========   ===========   ============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was $30,709,858 and $44,530,773, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  11,920,313

Aggregate unrealized (depreciation) of investment securities           (19,539,798)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $ (7,619,485)
                                                                      ============

Cost of investments for tax purposes is $218,805,818.

                            AIM STRUCTURED CORE FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                      (AIM(R) INVESTMENTS LOGO)

AIMinvestments.com   SCOR-QTR-1 11/07   A I M Advisors, Inc.

AIM Structured Core Fund

SCHEDULE OF INVESTMENTS (a)
November 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.69%
ADVERTISING-0.19%
Omnicom Group Inc.                                            600   $     29,250
AEROSPACE & DEFENSE-1.08%
Honeywell International Inc.                                1,500         84,930
Lockheed Martin Corp.                                         750         83,002
                                                                    ------------
                                                                         167,932
                                                                    ------------
APPLICATION SOFTWARE-0.12%
Compuware Corp. (b)                                         2,300         18,998
AUTOMOTIVE RETAIL-0.64%
AutoZone, Inc. (b)                                            900        100,467
BIOTECHNOLOGY-0.12%
Biogen Idec Inc. (b)                                          250         18,530
BROADCASTING & CABLE TV-0.13%
CBS Corp. -Class B                                            750         20,573
COAL & CONSUMABLE FUELS-0.15%
Patriot Coal Corp. (b)                                        700         23,667
COMMUNICATIONS EQUIPMENT-2.58%
Juniper Networks, Inc. (b)                                  8,400        249,648
Research In Motion Ltd. (Canada)(b)                         1,350        153,657
                                                                    ------------
                                                                         403,305
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-2.16%
GameStop Corp. -Class A (b)                                 2,150        123,517
RadioShack Corp.                                           11,550        213,675
                                                                    ------------
                                                                         337,192
                                                                    ------------
COMPUTER HARDWARE-7.95%
Apple Inc. (b)                                              2,700        491,994
Dell Inc. (b)                                               5,250        128,835
Hewlett-Packard Co.                                         8,750        447,650
International Business Machines Corp.                       1,650        173,547
                                                                    ------------
                                                                       1,242,026
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.21%
Terex Corp. (b)                                               500         32,225
CONSUMER ELECTRONICS-0.79%
Garmin Ltd.                                                 1,150        123,453
CONSUMER FINANCE-0.17%
Discover Financial Services                                 1,500         26,055

                                                         SHARES         VALUE
                                                      -----------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-1.43%
Broadridge Financial Solutions Inc.                         1,050   $     23,909
Electronic Data Systems Corp.                               2,450         49,637
MasterCard, Inc. -Class A                                     750        150,487
                                                                    ------------
                                                                         224,033
                                                                    ------------
DIVERSIFIED CHEMICALS-1.06%
Dow Chemical Co. (The)                                        300         12,582
E. I. du Pont de Nemours and Co.                            3,300        152,295
                                                                    ------------
                                                                         164,877
                                                                    ------------
DIVERSIFIED METALS & MINING-0.85%
Southern Copper Corp.                                       1,200        132,780
ELECTRIC UTILITIES-0.18%
Reliant Energy Inc. (b)                                     1,050         27,342
ELECTRICAL COMPONENTS & EQUIPMENT-2.75%
Emerson Electric Co.                                        3,800        216,676
First Solar, Inc. (b)                                         900        213,435
                                                                    ------------
                                                                         430,111
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-1.21%
Mosaic Co. (The) (b)                                        1,950        134,842
Potash Corp. of Saskatchewan Inc. (Canada)                    450         53,951
                                                                    ------------
                                                                         188,793
                                                                    ------------
FOOD RETAIL-0.98%
Kroger Co. (The)                                            5,300        152,375
FOOTWEAR-1.53%
NIKE, Inc. -Class B                                         3,650        239,622
GENERAL MERCHANDISE STORES-0.91%
Big Lots, Inc. (b)                                          7,650        142,826
HEALTH CARE DISTRIBUTORS-1.07%
AmerisourceBergen Corp.                                     2,800        127,036
McKesson Corp.                                                300         20,019
PharMerica Corp. (b)                                        1,350         19,886
                                                                    ------------
                                                                         166,941
                                                                    ------------
HOUSEHOLD PRODUCTS-0.77%
Colgate-Palmolive Co.                                         900         72,072
Procter & Gamble Co. (The)                                    650         48,100
                                                                    ------------
                                                                         120,172
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.21%
Newell Rubbermaid Inc.                                      1,200         32,136

AIM Structured Core Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.22%
Mirant Corp. (b)                                              900   $     34,731
INDUSTRIAL CONGLOMERATES-3.55%
General Electric Co.                                       11,250        430,762
McDermott International, Inc. (b)                           2,350        122,905
                                                                    ------------
                                                                         553,667
                                                                    ------------
INDUSTRIAL MACHINERY-1.49%
Illinois Tool Works Inc.                                    3,650        202,575
SPX Corp.                                                     300         30,528
                                                                    ------------
                                                                         233,103
                                                                    ------------
INDUSTRIAL REIT'S-1.66%
AMB Property Corp.                                            750         45,870
ProLogis                                                    3,250        212,615
                                                                    ------------
                                                                         258,485
                                                                    ------------
INSURANCE BROKERS-0.18%
Aon Corp.                                                     550         27,484
INTEGRATED OIL & GAS-8.72%
Chevron Corp.                                               2,300        201,871
ExxonMobil Corp.                                            9,850        878,226
Imperial Oil Ltd. (Canada)                                    250         12,257
Marathon Oil Corp.                                          4,550        254,345
Petro-Canada (Canada)                                         300         14,511
                                                                    ------------
                                                                       1,361,210
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-3.00%
AT&T Inc.                                                   2,150         82,152
Verizon Communications Inc.                                 8,950        386,729
                                                                    ------------
                                                                         468,881
                                                                    ------------
INTERNET RETAIL-1.93%
Amazon.com, Inc. (b)                                        3,100        280,736
Expedia, Inc. (b)                                             650         21,190
                                                                    ------------
                                                                         301,926
                                                                    ------------
INTERNET SOFTWARE & SERVICES-0.79%
eBay Inc. (b)                                               3,700        124,061
INVESTMENT BANKING & BROKERAGE-1.18%
Goldman Sachs Group, Inc. (The)                               500        113,320
Morgan Stanley                                              1,350         71,172
                                                                    ------------
                                                                         184,492
                                                                    ------------
LEISURE PRODUCTS-2.02%
Hasbro, Inc.                                                3,800        105,526
Mattel, Inc.                                               10,500        209,790
                                                                    ------------
                                                                         315,316
                                                                    ------------
LIFE & HEALTH INSURANCE-0.37%
Unum Group                                                  2,350         58,374
MANAGED HEALTH CARE-1.01%
CIGNA Corp.                                                 2,950        158,150

                                                         SHARES         VALUE
                                                      -----------   ------------
METAL & GLASS CONTAINERS-0.88%
Owens-Illinois, Inc. (b)                                    3,050   $    136,915
MULTI-LINE INSURANCE-3.42%
American International Group, Inc.                          6,550        380,751
Loews Corp.                                                 3,200        152,928
                                                                    ------------
                                                                         533,679
                                                                    ------------
MULTI-UTILITIES-0.38%
Xcel Energy, Inc.                                           2,550         58,931
OFFICE ELECTRONICS-0.30%
Xerox Corp.                                                 2,800         47,264
OIL & GAS DRILLING-0.31%
Transocean Inc. (b)                                           350         48,052
OIL & GAS EQUIPMENT & SERVICES-0.26%
National-Oilwell Varco Inc. (b)                               600         40,890
OIL & GAS EXPLORATION & PRODUCTION-1.29%
Devon Energy Corp.                                            900         74,529
Encana Corp  (Canada)                                       1,950        127,237
                                                                    ------------
                                                                         201,766
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.73%
Bank of America Corp.                                       8,900        410,557
Citigroup Inc.                                              1,850         61,605
JPMorgan Chase & Co.                                        9,250        421,985
                                                                    ------------
                                                                         894,147
                                                                    ------------
PHARMACEUTICALS-7.67%
Forest Laboratories, Inc. (b)                               4,150        159,982
Johnson & Johnson                                             200         13,548
King Pharmaceuticals, Inc. (b)                              6,700         70,953
Lilly (Eli) and Co.                                         1,350         71,483
Merck & Co. Inc.                                            7,600        451,136
Pfizer Inc.                                                18,100        430,056
                                                                    ------------
                                                                       1,197,158
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-3.43%
ACE Ltd.                                                      300         17,949
Allstate Corp. (The)                                        1,800         92,016
Travelers Cos., Inc. (The)                                  5,000        265,550
XL Capital Ltd. -Class A                                    2,750        160,957
                                                                    ------------
                                                                         536,472
                                                                    ------------
RETAIL REIT'S-1.47%
Kimco Realty Corp.                                            950         37,516
Simon Property Group, Inc.                                  1,950        191,977
                                                                    ------------
                                                                         229,493
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-0.72%
MEMC Electronic Materials, Inc. (b)                         1,450        112,491
                                                                    ------------
SEMICONDUCTORS-3.72%
Analog Devices, Inc.                                          850         26,163
Intel Corp.                                                 4,100        106,928

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Core Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
SEMICONDUCTORS-(CONTINUED)
Intersil Corp. -Class A                                     2,500   $     62,350
National Semiconductor Corp.                                1,850         42,291
NVIDIA Corp. (b)                                            9,400        296,476
Texas Instruments Inc.                                      1,500         47,355
                                                                    ------------
                                                                         581,563
                                                                    ------------
SOFT DRINKS-3.82%
Coca-Cola Co. (The)                                         6,750        419,175
PepsiCo, Inc.                                               2,300        177,514
                                                                    ------------
                                                                         596,689
                                                                    ------------
SPECIALIZED FINANCE-0.43%
IntercontinentalExchange Inc. (b)                             400         66,784
STEEL-1.50%
United States Steel Corp.                                   2,400        234,480
SYSTEMS SOFTWARE-4.67%
BMC Software, Inc. (b)                                      1,250         41,350
McAfee Inc. (b)                                             2,350         91,532
Microsoft Corp.                                            17,750        596,400
                                                                    ------------
                                                                         729,282
                                                                    ------------
TECHNOLOGY DISTRIBUTORS-0.13%
Avnet, Inc. (b)                                               600         20,700
THRIFTS & MORTGAGE FINANCE-0.45%
Fannie Mae                                                  1,150         44,183
Freddie Mac                                                   750         26,303
                                                                    ------------
                                                                          70,486
                                                                    ------------
TOBACCO-3.70%
Altria Group, Inc.                                          5,900        457,604
Loews Corp - Carolina Group                                   150         13,342
UST Inc.                                                    1,850        107,115
                                                                    ------------
                                                                         578,061
                                                                    ------------
TRUCKING-0.05%
Hertz Global Holdings, Inc. (b)                               450          8,595
   Total Common Stocks & Other Equity Interests
   (Cost $14,809,621)                                                 15,569,459
                                                                    ------------
MONEY MARKET FUNDS-0.77%
Liquid Assets Portfolio -Institutional
   Class(c)                                                60,020         60,020
Premier Portfolio -Institutional Class(c)                  60,020         60,020
                                                                    ------------
   Total Money Market Funds
   (Cost $120,040)                                                       120,040
                                                                    ------------
TOTAL INVESTMENTS-100.46%
   (Cost $14,929,661)                                               $ 15,689,499
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(0.46)%                                    (72,085)
                                                                    ------------
NET ASSETS-100.00%                                                  $ 15,617,414
                                                                    ============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Core Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Structured Core Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


                                            PURCHASES      PROCEEDS
                                  VALUE        AT            FROM         VALUE    DIVIDEND
FUND                            08/31/07      COST           SALES      11/30/07    INCOME
----                            --------   -----------   ------------   --------   --------
Liquid Assets
   Portfolio-Institutional
   Class                         $31,329   $ 5,188,536   $ (5,159,845)  $ 60,020    $1,710
Premier Portfolio-
   Institutional Class            31,329     5,188,536     (5,159,845)    60,020     1,716
                                 -------   -----------   ------------   --------    ------
   TOTAL INVESTMENTS
   IN AFFILIATES                 $62,658   $10,377,072   $(10,319,690)  $120,040    $3,426
                                 =======   ===========   ============   ========    ======

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was $12,473,661 and $2,257,903, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $    967,985
Aggregate unrealized (depreciation) of investment securities            (208,688)
                                                                    ------------
Net unrealized appreciation of investment securities                $    759,297
                                                                    ============

Cost of investments for tax purposes is $14,930,202.

                           AIM STRUCTURED GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SGRO-QTR-1 11/07   A I M Advisors, Inc.

AIM Structured Growth Fund

SCHEDULE OF INVESTMENTS(a)
November 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.32%
AEROSPACE & DEFENSE-2.81%
Honeywell International Inc.                               65,400   $  3,702,948
Lockheed Martin Corp.                                      14,700      1,626,849
                                                                    ------------
                                                                       5,329,797
                                                                    ------------
APPAREL RETAIL-0.34%
Aeropostale, Inc. (b)                                      25,600        654,080
AUTOMOTIVE RETAIL-0.35%
AutoZone, Inc. (b)                                          6,000        669,780
BIOTECHNOLOGY-0.68%
ImClone Systems Inc. (b)                                   28,700      1,294,083
COAL & CONSUMABLE FUELS-0.26%
Patriot Coal Corp. (b)                                     14,800        500,388
COMMERCIAL PRINTING-0.35%
Deluxe Corp.                                               21,200        669,708
COMMUNICATIONS EQUIPMENT-4.38%
Cisco Systems, Inc. (b)                                   139,400      3,905,988
Juniper Networks, Inc. (b)                                148,000      4,398,560
                                                                    ------------
                                                                       8,304,548
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-2.57%
GameStop Corp. -Class A (b)                                28,200      1,620,090
RadioShack Corp. (c)                                      176,200      3,259,700
                                                                    ------------
                                                                       4,879,790
                                                                    ------------
COMPUTER HARDWARE-10.71%
Apple Inc. (b)                                             55,350     10,085,877
Hewlett-Packard Co.                                       143,600      7,346,576
International Business Machines Corp.                      27,400      2,881,932
                                                                    ------------
                                                                      20,314,385
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.87%
AGCO Corp. (b)                                             44,900      3,095,406
Terex Corp. (b)                                             7,100        457,595
                                                                    ------------
                                                                       3,553,001
                                                                    ------------
CONSUMER ELECTRONICS-1.25%
Garmin Ltd.                                                22,000      2,361,700
CONSUMER FINANCE-0.17%
Discover Financial Services                                18,700        324,819

                                                         SHARES         VALUE
                                                      -----------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-2.64%
Broadridge Financial Solutions Inc.                        28,500   $    648,945
Electronic Data Systems Corp.                              33,600        680,736
MasterCard, Inc. -Class A (c)                              18,300      3,671,895
                                                                    ------------
                                                                       5,001,576
                                                                    ------------
DIVERSIFIED CHEMICALS-1.50%
E. I. du Pont de Nemours and Co.                           61,600      2,842,840
DIVERSIFIED METALS & MINING-1.09%
Southern Copper Corp. (c)                                  18,700      2,069,155
EDUCATION SERVICES-0.53%
ITT Educational Services, Inc. (b)                          8,900      1,006,946
ELECTRICAL COMPONENTS & EQUIPMENT-6.39%
Emerson Electric Co.                                       25,900      1,476,818
First Solar, Inc. (b)                                      44,900     10,648,035
                                                                    ------------
                                                                      12,124,853
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-1.97%
CF Industries Holdings, Inc.                               13,900      1,264,622
Mosaic Co. (The) (b)                                       17,800      1,230,870
Terra Industries Inc. (b)                                  32,700      1,235,406
                                                                    ------------
                                                                       3,730,898
                                                                    ------------
FOOTWEAR-0.42%
NIKE, Inc. -Class B                                        12,000        787,800
GENERAL MERCHANDISE STORES-0.96%
Big Lots, Inc. (b)(c)                                      97,600      1,822,192
HEALTH CARE DISTRIBUTORS-0.21%
PharMerica Corp. (b)(c)                                    26,900        396,237
HEALTH CARE EQUIPMENT-0.91%
Kinetic Concepts, Inc. (b)(c)                              29,300      1,718,152
HEALTH CARE TECHNOLOGY-0.31%
Hlth Corp. (b)(c)                                          41,500        580,585
HOME FURNISHINGS-0.62%
Tempur-Pedic International Inc. (c)                        39,600      1,175,724
INDUSTRIAL CONGLOMERATES-4.66%
General Electric Co.                                      117,200      4,487,588
McDermott International, Inc. (b)                          83,300      4,356,590
                                                                    ------------
                                                                       8,844,178
                                                                    ------------
INDUSTRIAL REIT'S-0.89%
ProLogis                                                   25,700      1,681,294

AIM Structured Growth Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.61%
Verizon Communications Inc.                                26,900   $  1,162,349
                                                                    ------------
INTERNET RETAIL-3.54%
Amazon.com, Inc. (b)                                       59,300      5,370,208
Priceline.com Inc. (b)                                     11,800      1,342,840
                                                                    ------------
                                                                       6,713,048
                                                                    ------------
INTERNET SOFTWARE & SERVICES-1.89%
eBay Inc. (b)                                             107,100      3,591,063
INVESTMENT BANKING & BROKERAGE-0.32%
Morgan Stanley                                             11,400        601,008
LEISURE PRODUCTS-2.12%
Hasbro, Inc.                                               58,300      1,618,991
Mattel, Inc.                                              120,200      2,401,596
                                                                    ------------
                                                                       4,020,587
                                                                    ------------
MANAGED HEALTH CARE-1.68%
Aetna Inc.                                                 27,700      1,547,876
CIGNA Corp.                                                30,700      1,645,827
                                                                    ------------
                                                                       3,193,703
                                                                    ------------
METAL & GLASS CONTAINERS-1.10%
Owens-Illinois, Inc. (b)                                   46,300      2,078,407
MULTI-LINE INSURANCE-1.31%
American International Group, Inc.                         42,600      2,476,338
OFFICE ELECTRONICS-0.32%
Xerox Corp.                                                35,700        602,616
OIL & GAS REFINING & MARKETING-2.99%
Frontier Oil Corp.                                         57,500      2,541,500
Holly Corp.                                                32,600      1,579,470
Western Refining, Inc. (c)                                 53,800      1,554,820
                                                                    ------------
                                                                       5,675,790
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.22%
JPMorgan Chase & Co.                                        9,200        419,704
PERSONAL PRODUCTS-0.39%
NBTY, Inc. (b)                                             25,000        746,750
PHARMACEUTICALS-7.64%
Forest Laboratories, Inc. (b)                              90,800      3,500,340
King Pharmaceuticals, Inc. (b)(c)                          98,500      1,043,115
Lilly (Eli) and Co.                                        18,200        963,690
Merck & Co. Inc.                                          133,000      7,894,880
Pfizer Inc.                                                45,400      1,078,704
                                                                    ------------
                                                                      14,480,729
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-0.66%
Travelers Cos., Inc. (The)                                 23,400      1,242,774
RETAIL REIT'S-0.35%
Simon Property Group, Inc.                                  6,700        659,615

                                                         SHARES         VALUE
                                                      -----------   ------------
SEMICONDUCTOR EQUIPMENT-2.89%
MEMC Electronic Materials, Inc. (b)                        51,600   $  4,003,128
Varian Semiconductor Equipment Associates,
   Inc. (b)                                                35,500      1,473,605
                                                                    ------------
                                                                       5,476,733
                                                                    ------------
SEMICONDUCTORS-3.85%
Intel Corp.                                                62,900      1,640,432
Intersil Corp. -Class A                                    19,500        486,330
NVIDIA Corp. (b)                                           98,900      3,119,306
Texas Instruments Inc.                                     65,100      2,055,207
                                                                    ------------
                                                                       7,301,275
                                                                    ------------
SOFT DRINKS-5.38%
Coca-Cola Co. (The)                                       115,800      7,191,180
PepsiCo, Inc.                                              39,100      3,017,738
                                                                    ------------
                                                                      10,208,918
                                                                    ------------
STEEL-1.67%
AK Steel Holding Corp. (b)                                 71,000      3,164,470
SYSTEMS SOFTWARE-6.22%
Microsoft Corp.                                           351,300     11,803,680
THRIFTS & MORTGAGE FINANCE-0.11%
Freddie Mac                                                 5,700        199,899
TOBACCO-4.22%
Altria Group, Inc.                                         93,200      7,228,592
UST Inc.                                                   13,200        764,280
                                                                    ------------
                                                                       7,992,872
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $167,172,452)                                            186,450,837
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                      ----------
U.S. TREASURY BILLS-0.13%
   3.87% 12/20/07(d)
   (Cost $249,489)                                    $  250,000(e)      249,489
                                                                    ------------

                                                        SHARES
                                                      -----------
MONEY MARKET FUNDS-1.28%
Liquid Assets Portfolio -Institutional
   Class(f)                                             1,211,041      1,211,041
Premier Portfolio -Institutional Class(f)               1,211,041      1,211,041
                                                                    ------------
   Total Money Market Funds
      (Cost $2,422,082)                                                2,422,082
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Growth Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.73%
   (Cost $169,844,023)                                              $189,122,408
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-4.37%
   Liquid Assets Portfolio -Institutional Class
   (Cost $8,284,043)(f)(g)                              8,284,043      8,284,043
                                                                    ------------
TOTAL INVESTMENTS-104.10%
   (Cost $178,128,066)                                               197,406,451
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(4.10)%                                 (7,777,648)
                                                                    ------------
NET ASSETS-100.00%                                                  $189,628,803
                                                                    ============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at November 30, 2007.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Structured Growth Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Structured Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                         08/31/07      AT COST     FROM SALES    11/30/07     INCOME
----                        ----------   ----------   -----------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $1,284,795   $2,909,588   $(2,983,342)  $1,211,041    $17,625
Premier Portfolio-
   Institutional Class       1,284,795    2,909,588    (2,983,342)   1,211,041     17,643
                            ----------   ----------   -----------   ----------    -------
   SUBTOTAL                 $2,569,590   $5,819,176   $(5,966,684)  $2,422,082    $35,268
                            ==========   ==========   ===========   ==========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE       PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                          08/31/07      AT COST      FROM SALES      11/30/07     INCOME*
----                        -----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio-
   Institutional Class      $10,906,405   $23,776,794   $(26,399,156)  $ 8,284,043    $14,703
                            -----------   -----------   ------------   -----------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES         $13,475,995   $29,595,970   $(32,365,840)  $10,706,125    $49,971
                            ===========   ===========   ============   ===========    =======

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At November 30, 2007, securities with an aggregate value of $8,131,581 were on loan to brokers. The loans were secured by cash collateral of $8,284,043 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended November 30, 2007, the Fund received dividends on cash collateral investments of $14,703 for securities lending transactions, which are net of compensation to counterparties.

AIM Structured Growth Fund

NOTE 4 -- FUTURES CONTRACTS

On November 30, 2007, $250,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                       NUMBER OF      MONTH/         VALUE      UNREALIZED
CONTRACT               CONTRACTS    COMMITMENT     11/30/07    APPRECIATION
--------               ---------   ------------   ----------   ------------
E-Mini S&P 500 Index       28      Dec.-07/Long   $2,077,180      $15,688

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was $59,530,530 and $53,583,675 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 29,660,662
Aggregate unrealized (depreciation) of investment securities         (10,421,258)
                                                                    ------------
Net unrealized appreciation of investment securities                $ 19,239,404
                                                                    ============

Cost of investments for tax purposes is $178,167,047.

                            AIM STRUCTURED VALUE FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2007

                                                       (AIM(R) INVESTMENTS LOGO)

AIMinvestments.com   SVAL-QTR-1 11/07   A I M Advisors, Inc.

AIM Structured Value Fund

SCHEDULE OF INVESTMENTS(a)
November 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.02%
ADVERTISING-0.13%
Omnicom Group Inc.                                          3,800   $    185,250
APPLICATION SOFTWARE-0.11%
Compuware Corp. (b)                                        19,000        156,940
AUTO PARTS & EQUIPMENT-0.06%
Lear Corp. (b)                                              2,700         79,488
AUTOMOTIVE RETAIL-0.37%
AutoZone, Inc. (b)                                          4,600        513,498
BROADCASTING & CABLE TV-0.23%
CBS Corp. -Class B                                         11,900        326,417
COMMERCIAL PRINTING-0.32%
Deluxe Corp.                                               14,000        442,260
COMMUNICATIONS EQUIPMENT-1.32%
Juniper Networks, Inc. (b)                                 62,200      1,848,584
COMPUTER & ELECTRONICS RETAIL-1.31%
RadioShack Corp. (c)                                       99,500      1,840,750
COMPUTER HARDWARE-1.13%
Hewlett-Packard Co.                                        31,000      1,585,960
CONSTRUCTION & ENGINEERING-0.53%
Shaw Group Inc. (The) (b)                                  11,700        742,014
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.84%
AGCO Corp. (b)                                             35,300      2,433,582
Terex Corp. (b)                                             2,300        148,235
                                                                    ------------
                                                                       2,581,817
                                                                    ------------
CONSUMER FINANCE-0.22%
Discover Financial Services                                17,500        303,975
DATA PROCESSING & OUTSOURCED SERVICES-0.91%
Broadridge Financial Solutions Inc.                        10,400        236,808
Electronic Data Systems Corp.                              12,800        259,328
MasterCard, Inc. -Class A                                   3,900        782,535
                                                                    ------------
                                                                       1,278,671
                                                                    ------------
DIVERSIFIED BANKS-0.66%
Wells Fargo & Co.                                          28,400        921,012
DIVERSIFIED CHEMICALS-0.55%
E. I. du Pont de Nemours and Co.                           16,700        770,705

                                                         SHARES         VALUE
                                                      -----------   ------------
DIVERSIFIED METALS & MINING-0.46%
Southern Copper Corp.                                       5,800   $    641,770
EDUCATION SERVICES-0.68%
DeVry, Inc.                                                 8,800        483,824
ITT Educational Services, Inc. (b)                          4,100        463,874
                                                                    ------------
                                                                         947,698
                                                                    ------------
ELECTRIC UTILITIES-1.40%
American Electric Power Co., Inc.                          33,500      1,596,945
Reliant Energy Inc. (b)                                    14,000        364,560
                                                                    ------------
                                                                       1,961,505
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-2.37%
CF Industries Holdings, Inc.                                5,900        536,782
Mosaic Co. (The) (b)                                       32,700      2,261,205
Terra Industries Inc. (b)                                  14,000        528,920
                                                                    ------------
                                                                       3,326,907
                                                                    ------------
FOOTWEAR-0.43%
NIKE, Inc. -Class B                                         9,100        597,415
GENERAL MERCHANDISE STORES-0.35%
Big Lots, Inc. (b)(c)                                      23,500        438,745
Dollar Tree Stores, Inc. (b)                                2,000         57,320
                                                                    ------------
                                                                         496,065
                                                                    ------------
HEALTH CARE DISTRIBUTORS-0.36%
AmerisourceBergen Corp.                                     7,300        331,201
PharMerica Corp. (b)                                       12,200        179,706
                                                                    ------------
                                                                         510,907
                                                                    ------------
HEALTH CARE EQUIPMENT-0.86%
Kinetic Concepts, Inc. (b)                                 20,500      1,202,120
HOME FURNISHINGS-0.36%
Tempur-Pedic International Inc.                            17,200        510,668
HOUSEHOLD PRODUCTS-0.36%
Procter & Gamble Co. (The)                                  6,800        503,200
HOUSEWARES & SPECIALTIES-0.41%
Newell Rubbermaid Inc.                                     21,500        575,770
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.21%
Mirant Corp. (b)                                            7,600        293,284
INDUSTRIAL CONGLOMERATES-4.41%
General Electric Co.                                      161,400      6,180,006
INDUSTRIAL MACHINERY-0.17%
SPX Corp.                                                   2,400        244,224

AIM Structured Value Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INDUSTRIAL REIT'S-1.47%
ProLogis                                                   31,500   $  2,060,730
INTEGRATED OIL & GAS-11.04%
Chevron Corp.                                              22,900      2,009,933
ConocoPhillips                                              6,600        528,264
ExxonMobil Corp.                                          114,200     10,182,072
Marathon Oil Corp.                                         49,500      2,767,050
                                                                    ------------
                                                                      15,487,319
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-6.72%
AT&T Inc.                                                 125,100      4,780,071
Cincinnati Bell Inc. (b)                                   24,200        115,192
Verizon Communications Inc.                               104,700      4,524,087
                                                                    ------------
                                                                       9,419,350
                                                                    ------------
INTERNET RETAIL-0.30%
Expedia, Inc. (b)                                          12,800        417,280
INVESTMENT BANKING & BROKERAGE-3.97%
Goldman Sachs Group, Inc. (The)                            13,400      3,036,976
Morgan Stanley                                             48,000      2,530,560
                                                                    ------------
                                                                       5,567,536
                                                                    ------------
LEISURE PRODUCTS-2.48%
Hasbro, Inc.                                               52,300      1,452,371
Mattel, Inc.                                               95,600      1,910,088
Polaris Industries Inc.                                     2,500        113,900
                                                                    ------------
                                                                       3,476,359
                                                                    ------------
MANAGED HEALTH CARE-0.83%
Aetna Inc.                                                  4,800        268,224
CIGNA Corp.                                                10,400        557,544
Magellan Health Services, Inc. (b)                          7,400        336,330
                                                                    ------------
                                                                       1,162,098
                                                                    ------------
METAL & GLASS CONTAINERS-1.03%
Owens-Illinois, Inc. (b)                                   32,300      1,449,947
MOVIES & ENTERTAINMENT-0.18%
Marvel Entertainment, Inc. (b)                              9,300        257,610
MULTI-LINE INSURANCE-4.12%
American International Group, Inc.                         75,400      4,383,002
Loews Corp.                                                29,100      1,390,689
                                                                    ------------
                                                                       5,773,691
                                                                    ------------
MULTI-UTILITIES-1.48%
PG&E Corp.                                                 18,800        869,876
Xcel Energy, Inc.                                          52,200      1,206,342
                                                                    ------------
                                                                       2,076,218
                                                                    ------------
OIL & GAS REFINING & MARKETING-3.26%
Frontier Oil Corp.                                         60,700      2,682,940
Holly Corp.                                                 8,800        426,360
Western Refining, Inc.                                     50,500      1,459,450
                                                                    ------------
                                                                       4,568,750
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-9.62%
Bank of America Corp.                                     105,200   $  4,852,876
Citigroup Inc.                                            112,700      3,752,910
JPMorgan Chase & Co.                                      107,200      4,890,464
                                                                    ------------
                                                                      13,496,250
                                                                    ------------
PERSONAL PRODUCTS-0.23%
NBTY, Inc. (b)                                             10,900        325,583
PHARMACEUTICALS-6.72%
Forest Laboratories, Inc. (b)                              11,700        451,035
Johnson & Johnson                                           2,500        169,350
King Pharmaceuticals, Inc. (b)                             90,400        957,336
Merck & Co. Inc.                                           57,000      3,383,520
Pfizer Inc.                                               187,800      4,462,128
                                                                    ------------
                                                                       9,423,369
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-6.42%
Allstate Corp. (The)                                       45,400      2,320,848
Axis Capital Holdings Ltd.                                  2,200         83,908
Chubb Corp. (The)                                          31,500      1,718,325
CNA Financial Corp.                                         2,900        102,776
SAFECO Corp.                                               15,800        911,818
Travelers Cos., Inc. (The)                                 54,300      2,883,873
XL Capital Ltd. -Class A                                   16,900        989,157
                                                                    ------------
                                                                       9,010,705
                                                                    ------------
REINSURANCE-0.10%
Odyssey Re Holdings Corp.                                   3,700        142,598
RESTAURANTS-0.29%
McDonald's Corp.                                            7,000        409,290
RETAIL REIT'S-2.91%
General Growth Properties, Inc. (c)                        12,200        566,568
Kimco Realty Corp.                                         26,100      1,030,689
Realty Income Corp.                                         2,300         65,550
Simon Property Group, Inc.                                 24,600      2,421,870
                                                                    ------------
                                                                       4,084,677
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-0.30%
Varian Semiconductor Equipment Associates,
   Inc. (b)                                                10,200        423,402
SEMICONDUCTORS-1.48%
Analog Devices, Inc.                                        9,500        292,410
Intel Corp.                                                 4,000        104,320
Intersil Corp. -Class A                                    14,600        364,124
National Semiconductor Corp.                               14,600        333,756
ON Semiconductor Corp. (b)                                 43,700        401,603
Semtech Corp. (b)                                           4,200         64,092
Texas Instruments Inc.                                     16,200        511,434
                                                                    ------------
                                                                       2,071,739
                                                                    ------------
SOFT DRINKS-2.36%
Coca-Cola Co. (The)                                        47,000      2,918,700
PepsiCo, Inc.                                               5,000        385,900
                                                                    ------------
                                                                       3,304,600
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Value Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
STEEL-2.13%
Cleveland-Cliffs Inc. (c)                                   7,000   $    631,400
United States Steel Corp.                                  24,100      2,354,570
                                                                    ------------
                                                                       2,985,970
                                                                    ------------
SYSTEMS SOFTWARE-0.57%
McAfee Inc. (b)                                             4,600        179,170
Microsoft Corp.                                            18,300        614,880
                                                                    ------------
                                                                         794,050
                                                                    ------------
TECHNOLOGY DISTRIBUTORS-0.25%
Avnet, Inc. (b)                                            10,100        348,450
THRIFTS & MORTGAGE FINANCE-0.70%
Fannie Mae                                                 18,700        718,454
Freddie Mac                                                 7,600        266,532
                                                                    ------------
                                                                         984,986
                                                                    ------------
TOBACCO-4.54%
Altria Group, Inc.                                         48,200      3,738,392
Loews Corp - Carolina Group                                12,700      1,129,665
UST Inc.                                                   26,000      1,505,400
                                                                    ------------
                                                                       6,373,457
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $137,435,835)                                            137,464,894
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
U.S. TREASURY BILLS-0.12%
   3.88%, 12/20/07(d) (Cost $174,642)                 $  175,000(e)      174,642
                                                                    ------------

                                                         SHARES
                                                      -----------
MONEY MARKET FUNDS-1.46%
Liquid Assets Portfolio -Institutional
   Class(f)                                             1,024,168      1,024,168
Premier Portfolio -Institutional Class(f)               1,024,168      1,024,168
                                                                    ------------
      Total Money Market Funds
         (Cost $2,048,336)                                             2,048,336
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.60%
   (Cost $139,658,813)                                               139,687,872
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-1.25%
Liquid Assets Portfolio -Institutional
   (Cost $1,754,070)(f) (g)                             1,754,070      1,754,070
                                                                    ------------
TOTAL INVESTMENTS-100.85%
   (Cost $141,412,883)                                               141,441,942
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(0.85)%                                 (1,197,568)
                                                                    ------------
NET ASSETS-100.00%                                                  $140,244,374
                                                                    ============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at November 30, 2007.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Structured Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Structured Value Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Structured Value Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                         08/31/07      AT COST     FROM SALES    11/30/07     INCOME
----                        ----------   ----------   -----------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $  965,479   $2,421,119   $(2,362,430)  $1,024,168    $14,407
Premier Portfolio-
   Institutional Class         965,479    2,421,119    (2,362,430)   1,024,168     14,422
                            ----------   ----------   -----------   ----------    -------
   SUBTOTAL                 $1,930,958   $4,842,238   $(4,724,860)  $2,048,336    $28,829
                            ==========   ==========   ===========   ==========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES     PROCEEDS        VALUE     DIVIDEND
FUND                         08/31/07      AT COST     FROM SALES     11/30/07     INCOME*
----                        ----------   ----------   ------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $6,141,616   $4,010,429   $ (8,397,975)  $1,754,070    $ 4,277
                            ----------   ----------   ------------   ----------    -------
      TOTAL INVESTMENTS
         IN AFFILIATES      $8,072,574   $8,852,667   $(13,122,835)  $3,802,406    $33,106
                            ==========   ==========   ============   ==========    =======

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At November 30, 2007, securities with an aggregate value of $1,703,511 were on loan to brokers. The loans were secured by cash collateral of $1,754,070 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended November 30, 2007, the Fund received dividends on cash collateral investments of $4,277 for securities lending transactions, which are net of compensation to counterparties.

AIM Structured Value Fund

NOTE 4 -- FUTURES CONTRACTS

On November 30, 2007, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF      MONTH/         VALUE       UNREALIZED
          CONTRACT            CONTRACTS    COMMITMENT     11/30/07    APPRECIATION
          --------            ---------   ------------   ----------   ------------
S&P 500 E-Mini Index Future       24      Dec.-07/Long   $1,780,440      $14,673

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2007 was $26,442,483 and $21,727,677, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 11,289,770
Aggregate unrealized (depreciation) of investment securities         (11,261,779)
                                                                    ------------
Net unrealized appreciation of investment securities                $     27,991
                                                                    ============

Cost of investments for tax purposes is $141,413,951.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.